UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05446
Intermediate Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class A
| AIBAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 32	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond
Fund
of America
®
Class C
| IBFCX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(
based
on a hypothetical $
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 67	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (
percent
of net
assets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class T
| TIBBX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of
net
assets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-1
| IBFFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (
percent
of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-2
| IBAFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 17	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of
net
assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-3
| IFBFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 12	0.24% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of
net
assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-A
| CBOAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.63% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-C
| CBOCX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 69	1.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-E
| CBOEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-T
| TIIBX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-1
| CBOFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-2
| FFOOX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 16	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-3
| FIFBX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 14	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-1
| RBOAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 65	1.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-2
| RBOBX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 65	1.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-2E
| REBBX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 51	1.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-3
| RBOCX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 44	0.88% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-4
| RBOEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 29	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-5E
| RBOHX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 19	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-5
| RBOFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 14	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-023-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-6
| RBOGX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 12	0.24% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-023-0425 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Intermediate Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended February 28, 2025
Lit. No. MFGEFP2-023-0425 © 2025 Capital Group. All rights reserved.

Investment portfolio February 28, 2025unaudited

Bonds, notes & other debt instruments 92.71%		Principal amount (000)	Value (000)
Mortgage-backed obligations 39.23%
Federal agency mortgage-backed obligations 29.86%
	Fannie Mae Pool #AB4213 3.00% 1/1/2027[1]	USD183	$181
	Fannie Mae Pool #AJ9184 3.50% 1/1/2027[1]	419	413
	Fannie Mae Pool #AB4920 3.00% 4/1/2027[1]	1,757	1,731
	Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	1	1
	Fannie Mae Pool #AX3593 3.00% 6/1/2027[1]	726	716
	Fannie Mae Pool #AO7778 3.00% 7/1/2027[1]	216	212
	Fannie Mae Pool #310129 3.50% 7/1/2027[1]	953	944
	Fannie Mae Pool #AB7551 3.00% 1/1/2028[1]	84	82
	Fannie Mae Pool #AR9883 3.00% 4/1/2028[1]	45	44
	Fannie Mae Pool #AT0321 3.50% 4/1/2028[1]	111	109
	Fannie Mae Pool #AT4968 3.00% 5/1/2028[1]	153	150
	Fannie Mae Pool #AB9654 3.00% 6/1/2028[1]	1,476	1,447
	Fannie Mae Pool #AB9935 3.00% 7/1/2028[1]	1,500	1,470
	Fannie Mae Pool #AS0192 3.00% 8/1/2028[1]	2,233	2,186
	Fannie Mae Pool #AS0113 3.50% 8/1/2028[1]	952	936
	Fannie Mae Pool #AU6794 3.00% 9/1/2028[1]	6	6
	Fannie Mae Pool #AU6682 3.00% 9/1/2028[1]	1	1
	Fannie Mae Pool #AU6684 3.50% 9/1/2028[1]	3,420	3,371
	Fannie Mae Pool #AS0503 3.50% 9/1/2028[1]	2,697	2,658
	Fannie Mae Pool #AU8095 3.50% 9/1/2028[1]	397	389
	Fannie Mae Pool #AS0756 3.00% 10/1/2028[1]	2,347	2,296
	Fannie Mae Pool #AU7549 3.50% 10/1/2028[1]	1,203	1,186
	Fannie Mae Pool #AS1063 3.00% 11/1/2028[1]	3,617	3,538
	Fannie Mae Pool #AS0904 3.50% 11/1/2028[1]	1,738	1,714
	Fannie Mae Pool #AS1071 3.50% 11/1/2028[1]	1,701	1,677
	Fannie Mae Pool #AS0905 3.50% 11/1/2028[1]	1,512	1,490
	Fannie Mae Pool #AV0637 3.50% 11/1/2028[1]	151	149
	Fannie Mae Pool #AS1296 3.00% 12/1/2028[1]	2,742	2,680
	Fannie Mae Pool #AV4997 3.50% 1/1/2029[1]	1,837	1,810
	Fannie Mae Pool #AL4843 3.50% 2/1/2029[1]	2,247	2,214
	Fannie Mae Pool #AS1641 3.50% 2/1/2029[1]	1,478	1,457
	Fannie Mae Pool #AS1639 3.50% 2/1/2029[1]	792	778
	Fannie Mae Pool #AW1249 3.00% 5/1/2029[1]	255	247
	Fannie Mae Pool #AL5688 3.50% 8/1/2029[1]	3,215	3,169
	Fannie Mae Pool #AX1256 3.50% 8/1/2029[1]	284	279
	Fannie Mae Pool #AX1293 3.50% 9/1/2029[1]	1,141	1,121
	Fannie Mae Pool #AL6368 3.00% 10/1/2029[1]	904	882
	Fannie Mae Pool #AL6140 3.50% 12/1/2029[1]	4,920	4,836
	Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	50	49
	Fannie Mae Pool #AY2719 3.00% 2/1/2030[1]	81	79
	Fannie Mae Pool #AZ3371 3.50% 7/1/2030[1]	2,493	2,451
	Fannie Mae Pool #AL7141 3.50% 7/1/2030[1]	765	749
	Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	68	66
	Fannie Mae Pool #BM3501 3.00% 4/1/2032[1]	95	93
	Fannie Mae Pool #BJ9182 3.00% 5/1/2033[1]	791	760
	Fannie Mae Pool #BN3184 3.00% 6/1/2033[1]	164	158
	Fannie Mae Pool #BJ6880 3.00% 6/1/2033[1]	19	18
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	3	3
	Fannie Mae Pool #MA3463 4.00% 9/1/2033[1]	6,226	6,160
	Fannie Mae Pool #BN1087 4.00% 1/1/2034[1]	6	6
	Fannie Mae Pool #BK0499 3.00% 12/1/2034[1]	58	56
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	3,772	3,529
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	20	20
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	15	16
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	31	31
	Fannie Mae Pool #MA5477 6.00% 9/1/2039[1]	5,819	5,964
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	136	138
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	49	49
	Fannie Mae Pool #AB1084 5.50% 5/1/2040[1]	95	97
	Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,297	1,998
	Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	2,588	2,241
	Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	24,426	21,126
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	226	229

1	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	USD11,783	$10,191
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	9,457	8,177
	Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	4,547	3,932
	Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	87,212	74,916
	Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	7,902	6,837
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	189	183
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	92	93
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	20,739	17,785
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	58	59
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[1]	35,138	29,065
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	4,250	3,625
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	123	125
	Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	1,594	1,358
	Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	302	283
	Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	139	130
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	41	38
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	57	54
	Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,354	1,274
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	420	394
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	67	63
	Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	42	40
	Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	93	87
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	753	700
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	28,918	26,911
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	1,059	955
	Fannie Mae Pool #AS8583 3.50% 1/1/2047[1]	10,527	9,722
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	1,335	1,202
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	661	610
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	178	165
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	89	83
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	84	78
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	46	42
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	47	44
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,027	980
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	17,454	16,197
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	492	456
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	645	615
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	886	845
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	235	223
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	101	100
	Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	319	305
	Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	1,910	1,966
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	7,458	6,942
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	5,040	4,657
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,298	1,199
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	6,640	6,142
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,633	3,347
	Fannie Mae Pool #CA5333 3.00% 3/1/2050[1]	37,435	33,244
	Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	11,758	10,317
	Fannie Mae Pool #CA5731 3.00% 5/1/2050[1]	25,729	22,737
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	3,699	3,142
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[1]	537	451
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	155	136
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	10,083	8,579
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	79	69
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	287	253
	Fannie Mae Pool #BQ3114 2.00% 10/1/2050[1]	48	39
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	131	115
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	8,610	7,312
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	5,221	4,446
	Fannie Mae Pool #FM4969 2.00% 12/1/2050[1]	4,480	3,647
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,684	1,361
	Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	4,953	4,436
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	84	74
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[1]	576	566
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	5,748	4,635
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	46	40

Intermediate Bond Fund of America	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FM6332 2.00% 2/1/2051[1]	USD166	$133
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	16,337	13,911
	Fannie Mae Pool #BR4075 2.00% 3/1/2051[1]	14,751	11,989
	Fannie Mae Pool #BR4694 2.00% 3/1/2051[1]	50	40
	Fannie Mae Pool #FM6764 2.50% 3/1/2051[1]	4	3
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	5,503	4,438
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	79	64
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	19,777	17,598
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	1,301	1,141
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	159	140
	Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	37,087	29,857
	Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	3,353	2,836
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	119	104
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	158	127
	Fannie Mae Pool #BT1855 2.00% 7/1/2051[1]	33	27
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	1,375	1,168
	Fannie Mae Pool #BQ0991 2.50% 7/1/2051[1]	654	547
	Fannie Mae Pool #FM8315 2.50% 7/1/2051[1]	36	30
	Fannie Mae Pool #BT4771 2.00% 8/1/2051[1]	1,995	1,598
	Fannie Mae Pool #FM8197 2.00% 8/1/2051[1]	929	744
	Fannie Mae Pool #BQ6558 2.50% 9/1/2051[1]	1,807	1,512
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	5,347	4,300
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	364	293
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	7,995	6,789
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	3,769	3,220
	Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	8,903	7,861
	Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	3,813	3,376
	Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	1,092	969
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	1,659	1,333
	Fannie Mae Pool #CB3000 2.00% 12/1/2051[1]	982	788
	Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	24,204	20,776
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	14,178	12,002
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	12,939	10,975
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	12,840	10,858
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	6,199	5,251
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	4,942	4,192
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	4,802	4,077
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	4,097	3,484
	Fannie Mae Pool #BU7607 2.50% 12/1/2051[1]	370	310
	Fannie Mae Pool #CB2404 2.50% 12/1/2051[1]	249	209
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	5,600	5,008
	Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,130	1,001
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,631	1,311
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	864	723
	Fannie Mae Pool #BU9638 2.50% 1/1/2052[1]	240	202
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	11,662	10,280
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	16,474	13,214
	Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	12,567	10,080
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	5,668	4,575
	Fannie Mae Pool #BT1897 2.00% 2/1/2052[1]	3,990	3,196
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	3,399	2,729
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	827	665
	Fannie Mae Pool #CB2849 2.00% 2/1/2052[1]	38	30
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	1,520	1,289
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	454	404
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	2,171	1,745
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	2,095	1,683
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,708	1,370
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	878	705
	Fannie Mae Pool #BT2298 2.00% 3/1/2052[1]	170	137
	Fannie Mae Pool #BT2296 2.00% 3/1/2052[1]	31	25
	Fannie Mae Pool #BT8111 2.50% 3/1/2052[1]	753	633
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	7,766	6,230
	Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	2,829	2,272
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,377	1,105
	Fannie Mae Pool #BV3847 2.50% 4/1/2052[1]	671	564
	Fannie Mae Pool #BV8156 2.50% 4/1/2052[1]	166	139

3	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	USD1,868	$1,502
	Fannie Mae Pool #BW0160 2.50% 5/1/2052[1]	695	585
	Fannie Mae Pool #FS5387 2.50% 5/1/2052[1]	156	130
	Fannie Mae Pool #BW2934 2.50% 6/1/2052[1]	820	689
	Fannie Mae Pool #FS5035 2.50% 6/1/2052[1]	369	309
	Fannie Mae Pool #BW2170 2.50% 6/1/2052[1]	72	61
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	1,544	1,451
	Fannie Mae Pool #BT8263 4.50% 6/1/2052[1]	49	48
	Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	3,092	2,906
	Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	571	589
	Fannie Mae Pool #CB4421 5.50% 8/1/2052[1]	243	245
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	38,072	35,778
	Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]	842	813
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	708	684
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	7,919	6,343
	Fannie Mae Pool #BW7750 4.00% 10/1/2052[1]	445	418
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	15,053	14,545
	Fannie Mae Pool #BW1215 4.50% 10/1/2052[1]	2,238	2,163
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	7,090	7,151
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	6,319	6,379
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	3,370	3,252
	Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	1,185	1,145
	Fannie Mae Pool #BX3101 5.50% 11/1/2052[1]	165	167
	Fannie Mae Pool #BW1417 2.50% 12/1/2052[1]	525	441
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	15,871	16,009
	Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	33,752	31,720
	Fannie Mae Pool #BW5062 4.00% 1/1/2053[1]	85	80
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	4,649	4,491
	Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]	2,190	2,205
	Fannie Mae Pool #BX5592 5.50% 1/1/2053[1]	962	973
	Fannie Mae Pool #BX0856 5.50% 1/1/2053[1]	26	26
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	7,248	7,406
	Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	296	303
	Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	2,306	2,397
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	474	444
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	15,134	15,238
	Fannie Mae Pool #BX7551 5.50% 2/1/2053[1]	1,556	1,567
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[1]	248	233
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	4,560	4,600
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	1,737	1,749
	Fannie Mae Pool #BX9111 5.50% 3/1/2053[1]	1,407	1,417
	Fannie Mae Pool #BX7555 5.50% 3/1/2053[1]	1,207	1,215
	Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	1,031	1,040
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	28,070	28,293
	Fannie Mae Pool #BX9999 5.50% 4/1/2053[1]	3,062	3,087
	Fannie Mae Pool #BY3206 5.50% 4/1/2053[1]	2,073	2,085
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	1,900	1,914
	Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]	1,678	1,689
	Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	1,605	1,614
	Fannie Mae Pool #BX8883 5.50% 4/1/2053[1]	1,260	1,264
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	3,242	3,310
	Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]	358	368
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	4,717	4,926
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	1,567	1,470
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	8,154	8,056
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	18,659	18,802
	Fannie Mae Pool #BY2505 5.50% 5/1/2053[1]	2,272	2,288
	Fannie Mae Pool #BY3207 5.50% 5/1/2053[1]	1,810	1,827
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	1,551	1,566
	Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]	1,216	1,224
	Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,092	1,100
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	461	464
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	51,276	52,488
	Fannie Mae Pool #BY1721 6.00% 5/1/2053[1]	5,145	5,279
	Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]	871	890
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	4,491	4,654
	Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]	6,000	5,792

Intermediate Bond Fund of America	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	USD947	$915
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	50,343	50,552
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	23,508	23,700
	Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]	1,076	1,086
	Fannie Mae Pool #BY5242 5.50% 6/1/2053[1]	43	43
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	79,861	81,543
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	27,488	28,103
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	16,794	17,195
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	12,829	13,138
	Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	9,150	9,358
	Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]	359	367
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	18,256	18,985
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	6,185	6,405
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	4,697	4,866
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	8,566	6,882
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[1]	3,403	3,195
	Fannie Mae Pool #BW9646 4.00% 7/1/2053[1]	592	556
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	28,627	27,635
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	65,908	66,172
	Fannie Mae Pool #FS5517 6.00% 7/1/2053[1]	2,813	2,886
	Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	8,284	7,995
	Fannie Mae Pool #MA5108 6.00% 8/1/2053[1]	163,460	166,492
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	103	104
	Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	38,729	39,540
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	1,790	1,680
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	262	263
	Fannie Mae Pool #FS6163 6.00% 10/1/2053[1]	32,916	33,709
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	16,482	16,788
	Fannie Mae Pool #CB7341 6.00% 10/1/2053[1]	3,863	3,963
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	874	820
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	3,553	3,573
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	2,359	2,376
	Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	42,084	43,020
	Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	29,163	29,817
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	19,374	19,733
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	17,970	18,714
	Fannie Mae Pool #MA5192 6.50% 11/1/2053[1]	5,439	5,619
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	3,874	4,012
	Fannie Mae Pool #CB7907 6.50% 11/1/2053[1]	2,952	3,051
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	376	353
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	2,542	2,557
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	156,173	159,644
	Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	24,940	25,411
	Fannie Mae Pool #FS6610 6.50% 12/1/2053[1]	26,909	27,855
	Fannie Mae Pool #MA5217 6.50% 12/1/2053[1]	4,068	4,198
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	2,319	2,415
	Fannie Mae Pool #CB7923 4.00% 1/1/2054[1]	106	99
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	38,586	39,443
	Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	11,310	11,556
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	41,525	42,978
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	8,212	8,529
	Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	1,139	1,188
	Fannie Mae Pool #MA5248 6.50% 1/1/2054[1]	86	89
	Fannie Mae Pool #MA5249 7.00% 1/1/2054[1]	33,832	35,501
	Fannie Mae Pool #DA5799 7.00% 1/1/2054[1]	1,772	1,859
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	30,108	29,058
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	658	660
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	123	123
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	20,899	21,352
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	34,022	35,210
	Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	2,801	2,917
	Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	2,839	2,663
	Fannie Mae Pool #MA5293 4.50% 3/1/2054[1]	144	139
	Fannie Mae Pool #DA7881 5.50% 3/1/2054[1]	5,765	5,794
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	5,731	5,754
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	4,739	4,750
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	2,554	2,574

5	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	USD1,378	$1,389
	Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	22,018	22,591
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	10,625	10,896
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	404	413
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	3,821	3,975
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	7,502	7,540
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,681	5,723
	Fannie Mae Pool #BU4479 5.50% 4/1/2054[1]	2,866	2,882
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	2,710	2,821
	Fannie Mae Pool #DB3612 5.50% 5/1/2054[1]	402	404
	Fannie Mae Pool #MA5388 5.50% 6/1/2054[1]	15,797	15,833
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	4,817	4,931
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	4,472	4,586
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	1,031	1,049
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	612	625
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	554	568
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	3,931	4,084
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	1,126	1,164
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	5,712	5,748
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	2,864	2,879
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	2,202	2,216
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	289	291
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	6,003	6,107
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	3,121	3,195
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	651	663
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	477	488
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	24,746	25,771
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	6,059	6,305
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	2,309	2,405
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	1,823	1,890
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,029	1,072
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	1,702	1,597
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[1]	312	308
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	27	27
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	8,511	8,659
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	4,085	4,191
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	2,363	2,413
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	2,085	2,130
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	1,660	1,699
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	1,210	1,231
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	259	265
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	196	201
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	181	185
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	6,756	7,017
	Fannie Mae Pool #FS8762 6.50% 8/1/2054[1]	6,375	6,621
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	1,076	1,119
	Fannie Mae Pool #DB1919 7.00% 8/1/2054[1]	496	522
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	20,843	21,002
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	4,290	4,307
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	2,552	2,570
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	1,039	1,042
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	4,473	4,577
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[1]	111	113
	Fannie Mae Pool #FS9374 6.50% 10/1/2054[1]	30,480	31,645
	Fannie Mae Pool #FS9566 6.50% 10/1/2054[1]	18,834	19,595
	Fannie Mae Pool #BU5049 6.50% 10/1/2054[1]	819	854
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	5,055	5,087
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	46,134	47,282
	Fannie Mae Pool #DB8285 4.50% 12/1/2054[1]	218	210
	Fannie Mae Pool #BU5361 5.00% 12/1/2054[1]	7,894	7,777
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[1]	13,418	13,501
	Fannie Mae Pool #BU5234 5.50% 12/1/2054[1]	921	927
	Fannie Mae Pool #CB9675 6.00% 12/1/2054[1]	1,963	2,009
	Fannie Mae Pool #MB0294 4.00% 1/1/2055[1]	4,227	3,966
	Fannie Mae Pool #CB9736 4.50% 1/1/2055[1]	1,979	1,909
	Fannie Mae Pool #CB9737 5.00% 1/1/2055[1]	14,034	13,825
	Fannie Mae Pool #MA5611 4.00% 2/1/2055[1]	2,749	2,579

Intermediate Bond Fund of America	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5615 6.00% 2/1/2055[1]	USD10,380	$10,559
	Fannie Mae Pool #MA5643 4.00% 3/1/2055[1]	723	678
	Fannie Mae Pool #MA5647 6.00% 3/1/2055[1]	3,300	3,357
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	2,120	1,995
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	11,426	10,300
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[1]	1,260	1,227
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	7,316	6,594
	Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	4,640	4,182
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	9,362	7,973
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	9,360	7,623
	Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	2,458	2,096
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	2,894	2,801
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[1]	2,984	2,555
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	4,355	3,887
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[1]	1,059	987
	Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	75	80
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	145	152
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	26	26
	Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034[1,2]	16,000	15,903
	Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036[1]	66	59
	Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037[1]	246	215
	Freddie Mac Pool #G14278 3.50% 10/1/2026[1]	1,071	1,063
	Freddie Mac Pool #J17236 3.50% 11/1/2026[1]	259	256
	Freddie Mac Pool #ZK3828 3.00% 1/1/2027[1]	279	275
	Freddie Mac Pool #G14502 3.00% 2/1/2027[1]	586	578
	Freddie Mac Pool #ZK3899 3.00% 2/1/2027[1]	95	93
	Freddie Mac Pool #ZK3929 3.00% 3/1/2027[1]	170	167
	Freddie Mac Pool #ZK3934 3.00% 3/1/2027[1]	44	44
	Freddie Mac Pool #ZK6134 3.00% 10/1/2028[1]	1,623	1,589
	Freddie Mac Pool #ZK6157 3.00% 10/1/2028[1]	1,608	1,574
	Freddie Mac Pool #J25843 3.50% 10/1/2028[1]	707	696
	Freddie Mac Pool #ZA0559 7.00% 10/1/2028[1]	2	2
	Freddie Mac Pool #ZA3673 3.00% 11/1/2028[1]	3,612	3,533
	Freddie Mac Pool #V60341 3.00% 11/1/2028[1]	2,094	2,050
	Freddie Mac Pool #ZK6172 3.00% 11/1/2028[1]	764	747
	Freddie Mac Pool #J26473 3.50% 11/1/2028[1]	2,085	2,056
	Freddie Mac Pool #J26343 3.50% 11/1/2028[1]	644	634
	Freddie Mac Pool #V60362 3.00% 12/1/2028[1]	1,347	1,318
	Freddie Mac Pool #G14942 3.50% 12/1/2028[1]	2,798	2,761
	Freddie Mac Pool #V60368 3.50% 12/1/2028[1]	1,457	1,438
	Freddie Mac Pool #V60448 3.00% 1/1/2029[1]	1,536	1,503
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	612	601
	Freddie Mac Pool #ZA3699 3.00% 2/1/2029[1]	2,610	2,552
	Freddie Mac Pool #V60493 3.00% 2/1/2029[1]	2,023	1,978
	Freddie Mac Pool #J27240 3.50% 2/1/2029[1]	1,070	1,056
	Freddie Mac Pool #J27711 3.50% 3/1/2029[1]	69	68
	Freddie Mac Pool #ZS8526 3.00% 5/1/2029[1]	16	16
	Freddie Mac Pool #J28177 3.50% 5/1/2029[1]	750	735
	Freddie Mac Pool #J28422 3.50% 6/1/2029[1]	1,124	1,108
	Freddie Mac Pool #ZS6995 3.00% 8/1/2029[1]	1,631	1,591
	Freddie Mac Pool #J28964 3.50% 8/1/2029[1]	394	387
	Freddie Mac Pool #J29039 3.50% 8/1/2029[1]	257	253
	Freddie Mac Pool #J28885 3.50% 8/1/2029[1]	117	115
	Freddie Mac Pool #G15175 3.00% 9/1/2029[1]	3,377	3,296
	Freddie Mac Pool #V60616 3.00% 9/1/2029[1]	2,326	2,272
	Freddie Mac Pool #ZA3742 3.00% 11/1/2029[1]	3,029	2,951
	Freddie Mac Pool #V60622 3.00% 11/1/2029[1]	1,695	1,655
	Freddie Mac Pool #V60651 3.00% 11/1/2029[1]	1,569	1,530
	Freddie Mac Pool #ZA3750 3.00% 12/1/2029[1]	1,873	1,825
	Freddie Mac Pool #J30209 3.50% 12/1/2029[1]	56	55
	Freddie Mac Pool #ZK7089 3.00% 1/1/2030[1]	2,221	2,158
	Freddie Mac Pool #ZA3774 3.00% 3/1/2030[1]	3,030	2,949
	Freddie Mac Pool #J32008 3.00% 6/1/2030[1]	1,681	1,635
	Freddie Mac Pool #J33952 3.00% 3/1/2031[1]	454	438
	Freddie Mac Pool #J36382 3.50% 2/1/2032[1]	195	191
	Freddie Mac Pool #J36383 3.50% 2/1/2032[1]	149	145
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	59	57

7	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SB8328 5.50% 9/1/2039[1]	USD3,740	$3,799
	Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	2,114	1,830
	Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	3,797	3,284
	Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	51,328	43,996
	Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	80,108	69,268
	Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	7,374	6,378
	Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	1,237	1,062
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	17,337	14,817
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	5,421	4,634
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	11,672	9,961
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	29	28
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	313	294
	Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	443	416
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	341	320
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	363	340
	Freddie Mac Pool #760012 4.915% 4/1/2045[1,2]	526	530
	Freddie Mac Pool #760013 5.153% 4/1/2045[1,2]	363	368
	Freddie Mac Pool #760014 3.645% 8/1/2045[1,2]	1,265	1,253
	Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	4,547	4,238
	Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,695	1,575
	Freddie Mac Pool #760015 3.223% 1/1/2047[1,2]	2,103	2,028
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	599	546
	Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	605	552
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	881	815
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	645	596
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	590	546
	Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	576	532
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	492	457
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	420	390
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	336	310
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	265	246
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	167	155
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	155	145
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	5,951	5,680
	Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	190	176
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	569	542
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	504	481
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	272	259
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	332	307
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	196	182
	Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	163	151
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	885	843
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,252	1,230
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	626	615
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	453	444
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[1]	880	865
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,901	1,753
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	13,449	12,344
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	577	532
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	4,620	4,273
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	4,533	4,193
	Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	4,129	3,676
	Freddie Mac Pool #RA2457 3.00% 4/1/2050[1]	8,670	7,672
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	305	269
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	141	125
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	3,888	3,326
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	17,374	14,037
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[1]	8,023	6,536
	Freddie Mac Pool #SD0554 2.50% 3/1/2051[1]	13,400	11,213
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	49,632	40,325
	Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	3,201	2,707
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	63	55
	Freddie Mac Pool #QC3259 2.00% 6/1/2051[1]	38	31
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	13,436	11,415
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[1]	5,415	4,596
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	65,120	57,606
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	66	58

Intermediate Bond Fund of America	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	USD4,292	$3,488
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	2,082	1,673
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	5,756	4,817
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	3,710	3,149
	Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	3,616	3,081
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	136	119
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	828	665
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	10,876	9,198
	Freddie Mac Pool #QD2075 2.50% 12/1/2051[1]	495	414
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	13	11
	Freddie Mac Pool #SD1403 2.00% 1/1/2052[1]	918	735
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	2,577	2,193
	Freddie Mac Pool #QD6139 2.00% 2/1/2052[1]	897	719
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	846	679
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[1]	843	678
	Freddie Mac Pool #RA6774 2.00% 2/1/2052[1]	25	20
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	8,881	8,194
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	862	788
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,846	2,285
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,614	1,294
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	950	764
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[1]	928	745
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	263	212
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	5,277	4,672
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	2,113	1,695
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	5,862	4,986
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	14,702	12,832
	Freddie Mac Pool #SD4807 2.00% 6/1/2052[1]	1,094	879
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	7,420	6,473
	Freddie Mac Pool #QE4613 4.00% 6/1/2052[1]	387	365
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	75	70
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	8,941	8,639
	Freddie Mac Pool #SD8240 2.00% 7/1/2052[1]	27	22
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	7,673	6,698
	Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	5,135	4,823
	Freddie Mac Pool #QE9425 4.50% 8/1/2052[1]	1,413	1,365
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	194	188
	Freddie Mac Pool #QE7695 5.00% 8/1/2052[1]	15,410	15,211
	Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	54,888	51,570
	Freddie Mac Pool #QE9448 4.50% 9/1/2052[1]	19,530	18,863
	Freddie Mac Pool #QE8940 4.50% 9/1/2052[1]	12,159	11,738
	Freddie Mac Pool #QF0616 4.50% 9/1/2052[1]	4,011	3,876
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	902	872
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	223	216
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	132	127
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	57,083	56,394
	Freddie Mac Pool #QF1221 4.00% 10/1/2052[1]	1,151	1,082
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	1,294	1,250
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	87	84
	Freddie Mac Pool #QF1573 5.50% 10/1/2052[1]	638	644
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	3,434	3,317
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	20,405	20,580
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	5,818	5,746
	Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]	1,062	1,069
	Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	1,950	1,883
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	2,169	2,137
	Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	24,175	24,718
	Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	1,003	942
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	9,233	9,289
	Freddie Mac Pool #QF7073 5.50% 2/1/2053[1]	1,554	1,569
	Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]	1,209	1,217
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	1,136	1,145
	Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]	901	908
	Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]	680	685
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	4,787	4,887
	Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	4,417	4,448
	Freddie Mac Pool #QG1221 4.00% 4/1/2053[1]	152	143

9	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	USD12,828	$12,669
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	6,100	6,019
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	34,460	34,625
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	1,526	1,538
	Freddie Mac Pool #QG0979 5.50% 4/1/2053[1]	1,259	1,266
	Freddie Mac Pool #QG2749 5.50% 4/1/2053[1]	1,061	1,067
	Freddie Mac Pool #QG1387 5.50% 4/1/2053[1]	1,037	1,044
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	4,194	3,939
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	90	87
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	2,783	2,746
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	92,655	93,026
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	6,710	6,762
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	2,193	2,211
	Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]	1,640	1,649
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	9,404	9,616
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	2,533	2,641
	Freddie Mac Pool #SD8338 4.00% 6/1/2053[1]	1,214	1,139
	Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]	6,418	6,194
	Freddie Mac Pool #QG5436 5.00% 6/1/2053[1]	25,835	25,529
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	1,774	1,750
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	63,483	63,727
	Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	1,138	1,150
	Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]	1,096	1,100
	Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	861	865
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	30,021	30,652
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	9,003	9,238
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	7,948	8,150
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	5,722	5,857
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	4,118	4,271
	Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	506	517
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	6,286	6,527
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	5,551	5,750
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	5,260	5,493
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	5,162	5,399
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	3,666	3,837
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	2,750	2,866
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	1,946	2,015
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	1,471	1,552
	Freddie Mac Pool #SD8353 4.00% 7/1/2053[1]	3,301	3,098
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	191	188
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	2,325	2,334
	Freddie Mac Pool #QG7218 6.00% 7/1/2053[1]	14,507	14,833
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	492	506
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	257	263
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	2,816	2,643
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	1,349	1,358
	Freddie Mac Pool #SD3817 6.00% 9/1/2053[1]	17,588	18,010
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	2,841	2,893
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	231,898	240,094
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	344	322
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	8,425	8,481
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	40,561	41,314
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	55,328	57,113
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	115,648	114,070
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,378	3,390
	Freddie Mac Pool #SD4703 6.00% 11/1/2053[1]	60,878	62,344
	Freddie Mac Pool #SD8374 6.50% 11/1/2053[1]	3,353	3,464
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	2,644	2,748
	Freddie Mac Pool #RJ0140 6.50% 12/1/2053[1]	3,522	3,647
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	33,196	34,832
	Freddie Mac Pool #SD6284 2.00% 1/1/2054[1]	1,023	820
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	12,236	12,502
	Freddie Mac Pool #SD4730 6.00% 1/1/2054[1]	5,696	5,844
	Freddie Mac Pool #SD8397 6.50% 1/1/2054[1]	10,353	10,696
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	4,877	5,043
	Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	3,153	3,283
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	2,110	2,184

Intermediate Bond Fund of America	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	USD38,095	$39,974
	Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	802	752
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	642	645
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	31,977	32,667
	Freddie Mac Pool #SD4906 6.00% 2/1/2054[1]	14,595	14,947
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	5,278	5,373
	Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	883	904
	Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	580	600
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	15,444	15,480
	Freddie Mac Pool #QI1404 5.50% 3/1/2054[1]	5,816	5,837
	Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	606	618
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	2,299	2,377
	Freddie Mac Pool #QI3548 4.00% 4/1/2054[1]	213	200
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,764	2,785
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,827	1,834
	Freddie Mac Pool #QI2281 6.00% 4/1/2054[1]	11,362	11,648
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	289	296
	Freddie Mac Pool #QI4365 6.50% 4/1/2054[1]	6,247	6,463
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	5,244	5,455
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	367	377
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	217	221
	Freddie Mac Pool #SD5419 6.50% 5/1/2054[1]	20,919	21,656
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	8,129	8,009
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	1,944	1,957
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	896	903
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	5,344	5,470
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	3,746	3,846
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	1	1
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	32,397	33,489
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	7,765	8,087
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	4,830	5,040
	Freddie Mac Pool #SD8458 4.00% 7/1/2054[1]	1,315	1,234
	Freddie Mac Pool #SD8446 5.50% 7/1/2054[1]	14,332	14,365
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	2,859	2,877
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	568	571
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	9,538	9,741
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	4,981	5,064
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	4,545	4,658
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	1,294	1,326
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	533	545
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	85,805	88,699
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	28,298	29,441
	Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	9,681	10,051
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	1,398	1,456
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	3,198	3,211
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	2,180	2,191
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	1,856	1,870
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	1,312	1,322
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	339	341
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	6,120	6,226
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	5,077	5,210
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	2,589	2,649
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	2,088	2,133
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	703	716
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	21,278	22,143
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	10,753	11,190
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	8,309	8,629
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	5,094	5,265
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	3,935	4,098
	Freddie Mac Pool #QJ1576 6.50% 8/1/2054[1]	2,903	2,999
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,720	2,832
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	28,168	28,229
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	14,895	14,955
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	6,213	6,268
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	5,596	5,637
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[1]	2,864	2,892
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	2,130	2,135

11	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[1]	USD19,753	$20,096
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	8,928	9,143
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	4,974	5,090
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	4,619	4,738
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	4,250	4,368
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	2,774	2,832
	Freddie Mac Pool #SD6531 6.50% 9/1/2054[1]	19,219	19,987
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	17,776	18,419
	Freddie Mac Pool #SD6375 6.50% 9/1/2054[1]	15,753	16,392
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	4,700	4,861
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,482	3,626
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	3,106	3,220
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,865	1,933
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	1,678	1,735
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	472	490
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[1]	31,301	31,369
	Freddie Mac Pool #RJ2625 5.50% 10/1/2054[1]	1,135	1,143
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	24,642	25,487
	Freddie Mac Pool #QJ9488 4.00% 11/1/2054[1]	464	436
	Freddie Mac Pool #QJ8917 4.00% 11/1/2054[1]	212	199
	Freddie Mac Pool #RJ2850 4.50% 11/1/2054[1]	1,928	1,861
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	111	108
	Freddie Mac Pool #SD8474 5.00% 11/1/2054[1]	14,668	14,442
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	8,399	8,269
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	37,188	37,337
	Freddie Mac Pool #RJ2913 5.50% 11/1/2054[1]	6,575	6,598
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	29,152	28,749
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	19,438	19,138
	Freddie Mac Pool #QX1743 5.00% 12/1/2054[1]	6,765	6,665
	Freddie Mac Pool #QX2834 5.00% 12/1/2054[1]	2,201	2,168
	Freddie Mac Pool #RJ3012 5.00% 12/1/2054[1]	1,087	1,073
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[1]	9,393	9,451
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	8,476	8,494
	Freddie Mac Pool #SD8492 5.00% 1/1/2055[1]	10,388	10,227
	Freddie Mac Pool #RJ3264 4.50% 2/1/2055[1]	8,317	8,025
	Freddie Mac Pool #SD8507 6.00% 2/1/2055[1]	1,859	1,891
	Freddie Mac Pool #SD8512 4.00% 3/1/2055[1]	314	295
	Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,895
	Freddie Mac, Series T041, Class 3A, 4.37% 7/25/2032[1,2]	105	98
	Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[1]	184	183
	Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[1]	20,769	20,651
	Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[1]	13,263	13,219
	Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,2]	4,228	4,208
	Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025[1]	954	943
	Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026[1]	1,000	980
	Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026[1,2]	971	956
	Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,2]	3,000	2,964
	Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,2]	7,250	7,191
	Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[1]	28,178	29,143
	Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[1]	7,577	7,848
	Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[1]	5,000	4,842
	Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,950
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	44,953	45,095
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[1]	18,557	19,304
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	5,358	4,707
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	4,990	4,360
	Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	3,000	2,626
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	2,536	2,228
	Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	52	46
	Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036[1]	210	190
	Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	132	122
	Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037[1]	59	49
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,2]	4,917	4,604
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,065	4,426

Intermediate Bond Fund of America	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	USD1,018	$900
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	5,168	4,826
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,2]	4,947	4,607
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,324	4,557
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,2]	5,145	4,638
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	2,689	2,427
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	15,074	14,437
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	6,612	5,913
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	6,944	6,192
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	2,356	2,246
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,368	2,108
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	1,993	1,780
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	483	461
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	3,446	3,193
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-1, Class MT, 3.00% 11/25/2063[1]	18,487	15,517
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]	11,700	10,328
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	775	751
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	10,581	10,258
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	25,817	24,386
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	14,684	13,839
	Government National Mortgage Assn. 3.00% 3/1/2055[1,3]	15,275	13,592
	Government National Mortgage Assn. 5.50% 3/1/2055[1,3]	128,246	128,581
	Government National Mortgage Assn. 4.00% 4/1/2055[1,3]	21,386	20,151
	Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042[1]	6	5
	Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	19,410	18,543
	Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	2	2
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	4	4
	Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049[1]	38	33
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	48,551	39,918
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	25,944	22,255
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	6,421	5,413
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,754	4,015
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	5,907	4,979
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	3,142	2,658
	Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	5,779	4,892
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	609	522
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	4,503	3,863
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	11,992	10,678
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]	2,694	2,479
	Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052[1]	364	353
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	15,066	13,835
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	1,339	1,264
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	29,022	28,069
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	1,480	1,396
	Government National Mortgage Assn. Pool #MA9962 4.00% 10/20/2054[1]	291	275
	Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]	46,012	43,390
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	5,938	5,735

13	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055[1]	USD9,862	$9,300
	Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055[1]	33,303	31,406
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	10,000	7,392
	Uniform Mortgage-Backed Security 2.00% 3/1/2040[1,3]	9,550	8,622
	Uniform Mortgage-Backed Security 2.50% 3/1/2040[1,3]	9,950	9,205
	Uniform Mortgage-Backed Security 3.00% 3/1/2040[1,3]	1,421	1,345
	Uniform Mortgage-Backed Security 4.00% 3/1/2040[1,3]	8,000	7,795
	Uniform Mortgage-Backed Security 6.00% 3/1/2040[1,3]	68,817	70,478
	Uniform Mortgage-Backed Security 2.00% 3/1/2055[1,3]	7,509	6,008
	Uniform Mortgage-Backed Security 2.50% 3/1/2055[1,3]	7,506	6,275
	Uniform Mortgage-Backed Security 3.50% 3/1/2055[1,3]	21,804	19,780
	Uniform Mortgage-Backed Security 4.50% 3/1/2055[1,3]	2,422	2,335
	Uniform Mortgage-Backed Security 5.00% 3/1/2055[1,3]	2,343	2,306
	Uniform Mortgage-Backed Security 5.50% 3/1/2055[1,3]	13,568	13,587
	Uniform Mortgage-Backed Security 6.00% 3/1/2055[1,3]	47,238	48,017
	Uniform Mortgage-Backed Security 6.50% 3/1/2055[1,3]	213,235	219,685
	Uniform Mortgage-Backed Security 7.00% 3/1/2055[1,3]	385	404
	Uniform Mortgage-Backed Security 2.00% 4/1/2055[1,3]	17,983	14,398
	Uniform Mortgage-Backed Security 3.50% 4/1/2055[1,3]	54,792	49,699
	Uniform Mortgage-Backed Security 4.50% 4/1/2055[1,3]	43,052	41,431
	Uniform Mortgage-Backed Security 5.50% 4/1/2055[1,3]	8,164	8,168
	Uniform Mortgage-Backed Security 6.00% 4/1/2055[1,3]	46,763	47,482
	Uniform Mortgage-Backed Security 6.50% 4/1/2055[1,3]	820,301	844,058
	Uniform Mortgage-Backed Security 7.00% 4/1/2055[1,3]	74,169	77,522
			7,675,910

Commercial mortgage-backed securities 5.08%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,4]	2,972	2,842
	AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[1,4]	3,500	3,388
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,4]	2,286	2,230
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003% 7/15/2041[1,2,4]	3,580	3,594
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029[1,2,4]	8,416	8,523
	Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	3,750	3,721
	Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[1,2]	3,447	3,471
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]	11,474	11,201
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[1]	1,490	1,436
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[1]	770	782
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[1,2]	2,661	2,770
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,2]	3,909	4,190
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[1]	12,415	12,857
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[1]	2,360	2,462
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[1]	18,088	18,910
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[1]	2,509	2,616
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[1,2]	6,956	7,280
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[1,2]	3,272	3,420
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	9,814	9,101
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	7,587	7,090
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	2,157	1,918
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.231% 3/15/2037[1,2,4]	2,539	2,422
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[1,2]	560	551

Intermediate Bond Fund of America	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[1]	USD3,627	$3,755
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[1,2]	2,300	2,472
	Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[1,2]	777	842
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[1]	3,130	3,230
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,2]	4,180	4,058
	Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	4,103	3,999
	Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[1,2]	8,784	8,402
	Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]	5,140	4,955
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	2,202	1,941
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	2,872	2,819
	Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	12,968	11,116
	Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[1]	2,500	2,124
	Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	2,000	1,703
	Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	1,500	1,272
	Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	16,713	14,553
	Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]	10,274	8,783
	Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,2]	2,319	2,122
	Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057[1]	3,974	4,190
	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	1,650	1,526
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	15,676	16,192
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[1,2]	1,000	1,039
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[1]	1,058	1,080
	Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057[1]	4,250	4,450
	Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[1]	2,316	2,415
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.654% 3/15/2041[1,2,4]	7,940	7,952
	BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[1,2]	1,830	1,845
	BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[1]	1,328	1,401
	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,2]	1,768	1,860
	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[1,2]	2,661	2,831
	BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[1,2]	1,240	1,326
	BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,2]	5,500	5,975
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[1,2]	3,648	3,797
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,2]	7,389	7,751
	BMO Mortgage Trust, Series 2024-C8, Class A5, 5.598% 3/15/2057[1,2]	800	841
	BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[1]	7,016	7,170
	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[1,2]	5,990	6,204
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[1,2]	5,450	5,630
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.233% 8/15/2041[1,2,4]	17,000	17,105
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.21% 4/15/2037[1,2,4]	45,015	45,130
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027[1,2,4]	27,203	27,329
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 4/15/2029[1,2,4]	10,488	10,515
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034[1,2,4]	6,114	6,139
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.015% 9/15/2034[1,2,4]	37,385	37,212
	BX Trust, Series 2018-GW, Class A, (1-month USD CME Term SOFR + 1.097%) 5.409% 5/15/2035[1,2,4]	1,684	1,683
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036[1,2,4]	50,563	50,270

15	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.376% 9/15/2036[1,2,4]	USD5,089	$5,054
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036[1,2,4]	47,790	47,780
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037[1,2,4]	9,754	9,764
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038[1,2,4]	17,300	17,262
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038[1,2,4]	5,368	5,357
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038[1,2,4]	2,693	2,688
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038[1,2,4]	19,640	19,612
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039[1,2,4]	18,217	18,147
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039[1,2,4]	24,248	24,377
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039[1,2,4]	4,589	4,602
	BX Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.662% 12/15/2039[1,2,4]	8,659	8,668
	BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[1,2,4]	21,869	21,964
	BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[1,4]	11,525	11,951
	BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,4]	9,331	9,006
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041[1,2,4]	7,266	7,297
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.652% 7/15/2041[1,2,4]	3,787	3,805
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,2,4]	11,554	11,587
	CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]	2,000	1,909
	CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	8,609	8,302
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[1,2,4]	14,000	14,636
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,4]	67,170	69,055
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	715	703
	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	2,500	2,423
	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	9,597	9,558
	Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	5,975	5,756
	Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	851	822
	Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]	510	466
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.553% 11/18/2048[1,2]	138	135
	CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,330	2,257
	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050[1,2]	1,000	954
	CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	3,000	2,750
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[1,2,4]	11,000	11,253
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,4]	9,316	9,643
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	150	146
	Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.864% 2/25/2068 (6.732% on 1/1/2027)[1,4,5]	3,598	3,598
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,4]	7,231	7,369
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[1,2,4]	6,570	6,703
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038[1,2,4]	23,518	23,534
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038[1,2,4]	2,493	2,497
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	10,941	11,204
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029[1,2,4]	4,001	4,027

Intermediate Bond Fund of America	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,4]	USD7,270	$7,506
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.123% 8/15/2039[1,2,4]	18,000	18,090
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 5/15/2041[1,2,4]	14,461	14,537
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[1,2,4]	1,548	1,546
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[1,2,4]	4,789	4,842
	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	66	66
	GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,581	2,530
	GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[1]	1,390	1,386
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	4,830	4,650
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,809	1,605
	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]	2,975	2,524
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 5.759% 5/17/2038[1,2,4]	29,000	28,994
	Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038[1,4]	795	780
	Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045[1,2,4]	6,995	7,200
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,2,4]	5,246	5,313
	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[1,2,4]	27,553	28,176
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	5,333	5,071
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,4]	12,313	11,500
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,4]	1,164	1,054
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	1,000	978
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	1,000	979
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039[1,2,4]	3,223	3,236
	LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041[1,2,4]	11,473	11,539
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,4]	8,385	7,820
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038[1,2,4]	5,675	5,671
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	1,500	1,487
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	1,000	976
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	400	390
	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.593% 3/15/2049[1,2]	138	125
	Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[1,2]	420	390
	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047[1,2,4]	1,991	2,076
	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,4]	10,751	10,119
	One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,4]	1,164	1,060
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.704% 5/15/2039[1,2,4]	5,663	5,672
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.576% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,5]	13,800	13,723
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.926% 5/15/2038[1,2,4]	2,472	2,427

17	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.003% 7/15/2036[1,2,4]	USD11,614	$11,567
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.157% 11/15/2038[1,2,4]	33,624	33,574
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.312% 1/15/2039[1,2,4]	38,092	38,016
	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.75% 3/15/2042[1,2,4]	14,350	14,337
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	3,000	2,990
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,2]	2,779	2,768
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.062% 5/15/2048[1,2]	138	130
	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	4,000	3,967
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	9,455	9,204
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,2]	2,000	1,914
	Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	11,000	10,782
	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[1,2]	1,850	1,743
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[1]	740	779
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,4]	1,000	942
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.496% 9/17/2057[1,2]	2,250	2,211
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]	4,466	4,675
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[1,2]	7,100	7,425
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,2]	8,400	8,349
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.542% 9/15/2058[1,2]	1,690	1,575
	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,000	986
	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	5,000	4,860
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027[1,2,4]	19,755	19,879
	WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[1,2,4]	2,077	2,134
	WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[1,2,4]	891	919
			1,306,164

Collateralized mortgage-backed obligations (privately originated) 4.29%
	Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,4,5]	5,064	5,061
	Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 5.169% 10/25/2035[1,2]	625	616
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,4]	8,721	7,817
	Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,2,4]	2,897	2,818
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,4]	967	918
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,4,5]	10,836	10,340
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,4,5]	11,021	10,627
	ATLX Trust, Series 2024-RPL2, Class A1, 3.85% 4/25/2063 (4.85% on 10/1/2028)[1,4,5]	— [6]	— [6]
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,2,4]	13,132	12,192
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,4]	5,005	4,676
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,4]	3,306	3,230

Intermediate Bond Fund of America	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,4]	USD1,113	$1,018
	BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[1,4,5]	1,975	1,922
	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026)[1,4,5]	880	875
	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,4,5]	12,926	12,906
	BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064[1,4,5]	15,603	15,711
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 6.125% 1/29/2070[1,4]	15,533	15,506
	Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049[1,2,4]	604	586
	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]	1,255	1,164
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,4,5]	4,853	4,872
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,4]	3,793	3,762
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,2,4]	3,453	3,414
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,2,4]	22,494	22,000
	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	2,463	2,408
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[1,2,4]	11,001	9,821
	Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064[1,2,4]	4,595	4,110
	Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064[1,2,4]	4,284	3,859
	CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,2,4]	984	981
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,4]	35,014	33,113
	CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064[1,2,4]	7,277	7,172
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,4]	1,422	1,315
	Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,2,4]	10,000	9,400
	COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,4,5]	10,021	10,076
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,4]	1,354	1,205
	Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.302% 1/25/2045[1,2,4]	4,450	4,458
	Connecticut Avenue Securities Trust, Series 2015-C03, Class 1M2, (30-day Average USD-SOFR + 5.114%) 9.466% 7/25/2025[1,2]	2,764	2,816
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.452% 3/25/2042[1,2,4]	2,915	2,956
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.752% 12/25/2042[1,2,4]	9,061	9,330
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.652% 5/25/2043[1,2,4]	2,681	2,744
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.252% 6/25/2043[1,2,4]	2,681	2,707
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.402% 1/25/2044[1,2,4]	5,556	5,562
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.452% 2/25/2044[1,2,4]	4,948	4,955
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.452% 5/25/2044[1,2,4]	4,510	4,512
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.402% 9/25/2044[1,2,4]	1,790	1,792
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.502% 9/25/2044[1,2,4]	7,612	7,636
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.952% 9/25/2044[1,2,4]	2,059	2,075
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,4]	1,642	1,608
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057[1,2,4]	993	950
	Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,2,4]	1,000	980
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,2,4]	1,599	1,412
	Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,2,4]	8,715	8,683

19	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	USD45	$46
	CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	62	65
	CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	68	69
	CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	42	43
	FARM Mortgage Trust, Series 2024-1, Class A, 4.709% 10/1/2053[1,2,4]	2,258	2,171
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,2,4]	3,925	3,934
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,4]	8,745	10,345
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,4]	12,243	14,227
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,4]	1,765	1,453
	Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,2,4]	15,164	13,040
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.166% 4/25/2028[1,2]	972	992
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.016% 7/25/2028[1,2]	7,149	7,394
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 9.116% 10/25/2028[1,2]	398	411
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 6.266% 7/25/2030[1,2]	2,824	2,869
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.652% 2/25/2042[1,2,4]	952	954
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.352% 4/25/2042[1,2,4]	1,323	1,336
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.552% 5/25/2042[1,2,4]	1,161	1,177
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.302% 6/25/2042[1,2,4]	12,156	12,468
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.502% 9/25/2042[1,2,4]	964	973
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.702% 2/25/2044[1,2,4]	10,928	11,011
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.602% 5/25/2044[1,2,4]	19,450	19,551
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.402% 10/25/2044[1,2,4]	5,609	5,619
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 7.352% 12/25/2050[1,2,4]	4,000	4,353
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,4,5]	5,299	5,348
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,4]	16,481	14,861
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,4,5]	3,812	3,685
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,4]	16,300	15,583
	Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026[1,4]	2,880	2,756
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,4]	8,164	8,067
	Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039[1,4]	2,421	2,310
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,4,5]	21,058	21,260
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,4,5]	16,194	16,231
	IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047[1,2,4]	16,156	16,346
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,5]	15,247	15,230
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,4,5]	14,914	14,911

Intermediate Bond Fund of America	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,4,5]	USD11,330	$11,321
	MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065[1,2,4]	885	851
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,4,5]	11,705	11,694
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,4,5]	7,608	7,656
	Mill City Mortgage Trust, Series 15-1, Class M3, 3.819% 6/25/2056[1,2,4]	1,567	1,550
	Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,2,4]	3,850	3,769
	Mill City Mortgage Trust, Series 2019-3, Class A1, 3.482% 8/26/2058[1,2,4]	1,391	1,367
	Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059[1,2,4]	182	177
	Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 1/25/2061[1,2,4]	5	5
	Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,2,4]	100	99
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,4,5]	11,187	11,342
	New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[1,2,4]	528	507
	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[1,2,4]	1,049	1,015
	New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,2,4]	33	32
	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,2,4]	1,345	1,311
	New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,2,4]	1,160	1,150
	New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,2,4]	1,906	1,829
	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,2,4]	3,029	2,894
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,2,4]	4,138	3,877
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.626% 3/25/2053[1,2,4]	7,857	7,714
	Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 5.184% 2/25/2060[1,2,4]	2,957	2,944
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,4,5]	8,818	8,862
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,4,5]	2,564	2,573
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,4,5]	7,522	7,574
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,5]	7,136	7,196
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.66% 4/25/2053[1,2,4]	15,252	15,052
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,4,5]	5,476	5,502
	Onslow Bay Financial, LLC, Series 23-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027)[1,4,5]	3,895	3,959
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,4,5]	7,101	7,165
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,4,5]	7,631	7,718
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,4,5]	11,024	11,151
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,4,5]	18,268	18,483
	Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,4,5]	7,283	7,266
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,4,5]	14,869	15,024
	Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[1,4,5]	19,320	19,406
	Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[1,4,5]	11,811	11,884
	Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[1,4,5]	18,928	19,015
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,2,4]	1,599	1,602
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,4]	8,766	7,683

21	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,4]	USD14,103	$13,842
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,4]	5,871	5,680
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,4]	1,552	1,507
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,4]	6,125	5,852
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,4]	627	589
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,4]	8,984	8,399
	Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042[1,4]	424	397
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,4]	913	911
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041[1,2,4]	13,200	13,315
	Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042[1,2,4]	1,859	1,866
	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.516% 2/25/2055[1,2,4]	7,070	6,948
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,2,4]	366	365
	Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.013% 5/25/2055[1,2,4]	13,480	13,223
	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.59% 8/25/2055[1,2,4]	5,800	5,238
	Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[1,2,4]	4,905	4,779
	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,2,4]	1,628	1,613
	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056[1,2,4]	3,615	3,535
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.034% 2/25/2057[1,2,4]	107	113
	Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[1,2,4]	8,650	8,480
	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,2,4]	601	585
	Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,2,4]	7,381	6,731
	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.669% 6/25/2057[1,2,4]	2,600	2,276
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,2,4]	37	37
	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[1,2,4]	6,209	6,086
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,2,4]	853	835
	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,2,4]	10,335	9,783
	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,2,4]	39	38
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,2,4]	2,961	2,917
	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,2,4]	3,702	3,581
	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[1,2,4]	1,815	1,775
	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,2,4]	3,435	3,012
	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.434% 5/25/2058[1,2,4]	1,952	2,007
	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[1,2,4]	7,041	6,627
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,2,4]	265	261
	Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.694% 12/25/2058[1,2,4]	3,107	3,012
	Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,2,4]	5,000	4,569
	Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,2,4]	2,285	2,074
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,4]	7,424	6,744
	Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.76% 11/25/2060[1,2,4]	4,899	4,724
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,4]	17,044	16,406
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.129% 7/25/2065[1,2,4]	8,429	8,577
	Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[1,4]	3,208	2,973
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,4]	20,377	19,676
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,4]	5,491	5,489
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,4]	6,918	6,974
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,4]	9,732	9,647
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,4,5]	5,259	5,270
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,4,5]	1,507	1,514
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,4,5]	6,701	6,771
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,4,5]	6,288	6,345
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,4,5]	22,016	22,286

Intermediate Bond Fund of America	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,4,5]	USD6,526	$6,599
	Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028)[1,4,5]	6,373	6,390
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[1,4,5]	3,491	3,493
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,2,4]	8,796	8,814
	Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[1,2,4]	9,319	9,342
			1,102,867
	Total mortgage-backed obligations		10,084,941
U.S. Treasury bonds & notes 22.59%
U.S. Treasury 22.19%
	U.S. Treasury 3.875% 4/30/2025	20,000	19,986
	U.S. Treasury 4.25% 5/31/2025	73,154	73,134
	U.S. Treasury 4.625% 6/30/2025	66,757	66,835
	U.S. Treasury 4.75% 7/31/2025	5,413	5,424
	U.S. Treasury 3.125% 8/15/2025	26,000	25,865
	U.S. Treasury 0.25% 8/31/2025	3,500	3,432
	U.S. Treasury 5.00% 8/31/2025	2,500	2,509
	U.S. Treasury 3.00% 9/30/2025	33	33
	U.S. Treasury 5.00% 9/30/2025	19,500	19,582
	U.S. Treasury 0.25% 10/31/2025	8,000	7,795
	U.S. Treasury 3.00% 10/31/2025	8	7
	U.S. Treasury 5.00% 10/31/2025	7,504	7,542
	U.S. Treasury 4.50% 11/15/2025	375	376
	U.S. Treasury 4.875% 11/30/2025	50,000	50,240
	U.S. Treasury 4.25% 12/31/2025	4,889	4,893
	U.S. Treasury 4.25% 1/31/2026	305,000	305,191
	U.S. Treasury 4.00% 2/15/2026	16,558	16,535
	U.S. Treasury 0.50% 2/28/2026	45,000	43,421
	U.S. Treasury 4.625% 2/28/2026	8,316	8,355
	U.S. Treasury 4.50% 3/31/2026	267,750	268,838
	U.S. Treasury 0.75% 4/30/2026	10,175	9,793
	U.S. Treasury 4.875% 4/30/2026	67,000	67,585
	U.S. Treasury 0.875% 6/30/2026	33,040	31,695
	U.S. Treasury 4.50% 7/15/2026	8,050	8,099
	U.S. Treasury 4.375% 7/31/2026	787,750	791,373
	U.S. Treasury 0.75% 8/31/2026	25,554	24,349
	U.S. Treasury 3.50% 9/30/2026	131,000	129,965
	U.S. Treasury 4.625% 11/15/2026	228	230
	U.S. Treasury 4.375% 12/15/2026	65,000	65,399
	U.S. Treasury 1.50% 1/31/2027	6,000	5,726
	U.S. Treasury 4.125% 1/31/2027	94,387	94,596
	U.S. Treasury 4.125% 2/28/2027	50,073	50,204
	U.S. Treasury 2.375% 5/15/2027	11,300	10,919
	U.S. Treasury 2.625% 5/31/2027	140,000	135,950
	U.S. Treasury 4.375% 7/15/2027	4,881	4,925
	U.S. Treasury 2.75% 7/31/2027	52,000	50,544
	U.S. Treasury 3.75% 8/15/2027	211,000	209,879
	U.S. Treasury 4.125% 9/30/2027	60,000	60,233
	U.S. Treasury 4.125% 10/31/2027	30,000	30,113
	U.S. Treasury 2.25% 11/15/2027	56,000	53,544
	U.S. Treasury 3.875% 11/30/2027	40,000	39,891
	U.S. Treasury 4.00% 12/15/2027	7,702	7,708
	U.S. Treasury 4.25% 1/15/2028	34,501	34,758
	U.S. Treasury 2.75% 2/15/2028	9,000	8,696
	U.S. Treasury 4.25% 2/15/2028	117,561	118,484
	U.S. Treasury 1.125% 2/29/2028	8,000	7,362
	U.S. Treasury 4.00% 2/29/2028	45,395	45,420
	U.S. Treasury 3.625% 3/31/2028	10,965	10,855
	U.S. Treasury 1.25% 5/31/2028	4,300	3,946
	U.S. Treasury 3.625% 5/31/2028	10,661	10,546
	U.S. Treasury 1.25% 6/30/2028	16,000	14,647
	U.S. Treasury 1.00% 7/31/2028	— [6]	— [6]

23	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.125% 7/31/2028[7]	USD200,000	$200,906
	U.S. Treasury 2.875% 8/15/2028	10,000	9,646
	U.S. Treasury 1.125% 8/31/2028	58,000	52,620
	U.S. Treasury 1.375% 10/31/2028	48,250	43,985
	U.S. Treasury 4.375% 11/30/2028	13,194	13,364
	U.S. Treasury 4.00% 1/31/2029	160	160
	U.S. Treasury 2.625% 2/15/2029	50,000	47,492
	U.S. Treasury 4.25% 2/28/2029	1,000,000	1,008,828
	U.S. Treasury 4.50% 5/31/2029	323,100	329,209
	U.S. Treasury 4.25% 6/30/2029	19,120	19,301
	U.S. Treasury 4.125% 10/31/2029	18,000	18,082
	U.S. Treasury 4.125% 11/30/2029	87,087	87,522
	U.S. Treasury 3.875% 12/31/2029	24,000	23,847
	U.S. Treasury 4.375% 12/31/2029	104,000	105,639
	U.S. Treasury 4.25% 1/31/2030	16,169	16,339
	U.S. Treasury 4.00% 2/28/2030	109,916	109,877
	U.S. Treasury 3.75% 5/31/2030	65,000	64,111
	U.S. Treasury 4.00% 7/31/2030	3,963	3,955
	U.S. Treasury 4.625% 9/30/2030	153,949	158,315
	U.S. Treasury 4.875% 10/31/2030	58,803	61,218
	U.S. Treasury 4.00% 1/31/2031	64	64
	U.S. Treasury 4.25% 2/28/2031	2,355	2,377
	U.S. Treasury 4.625% 4/30/2031	29,000	29,860
	U.S. Treasury 1.625% 5/15/2031[7]	20,000	17,330
	U.S. Treasury 4.25% 6/30/2031	60,000	60,543
	U.S. Treasury 1.25% 8/15/2031	3,000	2,520
	U.S. Treasury 4.125% 11/30/2031	48,900	48,971
	U.S. Treasury 4.375% 1/31/2032	15,000	15,245
	U.S. Treasury 1.875% 2/15/2032	10,000	8,655
	U.S. Treasury 4.125% 2/29/2032	4,638	4,643
	U.S. Treasury 4.125% 11/15/2032	687	687
	U.S. Treasury 3.50% 2/15/2033	3,200	3,062
	U.S. Treasury 4.375% 5/15/2034	179	182
	U.S. Treasury 4.625% 2/15/2035	60,204	62,274
	U.S. Treasury 4.50% 8/15/2039	850	862
	U.S. Treasury 1.875% 2/15/2041[7]	479	338
	U.S. Treasury 2.25% 5/15/2041	177	132
	U.S. Treasury 3.25% 5/15/2042	214	182
	U.S. Treasury 4.625% 5/15/2044	997	1,009
	U.S. Treasury 1.875% 2/15/2051[7]	578	341
	U.S. Treasury 2.375% 5/15/2051[7]	662	440
	U.S. Treasury 4.50% 11/15/2054	3,280	3,285
			5,704,845

U.S. Treasury inflation-protected securities 0.40%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[8]	30,247	29,578
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]	40,050	40,610
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7,8]	30,728	24,972
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[8]	6,993	6,862
			102,022
	Total U.S. Treasury bonds & notes		5,806,867
Corporate bonds, notes & loans 15.31%
Financials 5.34%
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,5]	15,000	15,258
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[4,5]	12,000	12,335
	Allstate Corp. (The) 0.75% 12/15/2025	6,899	6,693
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[5]	5,934	6,002
	American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[5]	10,750	10,874
	American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030)[5]	6,500	6,583
	American Express Co. 5.915% 4/25/2035 (USD-SOFR + 1.63% on 4/25/2034)[5]	7,500	7,786

Intermediate Bond Fund of America	24

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	American International Group, Inc. 5.125% 3/27/2033	USD190	$191
	Aon Corp. 2.85% 5/28/2027	10,775	10,403
	Aon Corp. 5.35% 2/28/2033	600	611
	Aon North America, Inc. 5.15% 3/1/2029	20,550	20,917
	Aon North America, Inc. 5.45% 3/1/2034	325	333
	Arthur J. Gallagher & Co. 4.60% 12/15/2027	11,050	11,068
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	10,800	10,849
	Arthur J. Gallagher & Co. 5.00% 2/15/2032	24,365	24,383
	Banco Santander, SA 5.147% 8/18/2025	4,000	4,005
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[5]	1,900	1,881
	Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[5]	5,795	5,798
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[5]	2,877	2,779
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[5]	2,235	2,314
	Bank of America Corp. 3.194% 7/23/2030 (3-month USD CME Term SOFR + 1.442% on 7/23/2029)[5]	280	262
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[5]	7,716	7,102
	Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030)[5]	9,094	9,209
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[5]	6,835	5,846
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[5]	14,775	12,627
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[5]	882	924
	Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[5]	14,063	14,375
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,5]	10,000	10,080
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[5]	16,664	16,924
	Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030)[5]	7,600	7,683
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[5]	1,171	1,186
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[5]	3,378	3,442
	Blackstone, Inc. 5.00% 12/6/2034	550	544
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[4,5]	5,325	4,862
	BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029)[4,5]	5,000	5,055
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,5]	5,000	5,053
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[4,5]	3,000	3,164
	BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030)[4,5]	29,147	29,982
	BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[4,5]	1,500	1,567
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,5]	2,000	2,073
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[4,5]	9,619	9,864
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,5]	2,185	2,387
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[4,5]	4,232	4,400
	Canadian Imperial Bank of Commerce 4.862% 1/13/2028 (USD-SOFR + 0.72% on 1/13/2027)[5]	4,000	4,017
	Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030)[5]	6,000	6,087
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[5]	13,999	14,376
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[5]	235	250
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[5]	252	262
	Charles Schwab Corp. (The) 1.15% 5/13/2026	1,675	1,613
	Chubb INA Holdings, LLC 5.00% 3/15/2034	22,121	22,217
	Citibank, NA 5.803% 9/29/2028	1,650	1,719
	Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028)[5]	16,420	16,468
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[5]	5,925	5,997
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[5]	20,257	19,960
	Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[5]	2,000	1,804
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[5]	12,110	10,792
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[5]	2,940	2,520
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[5]	9,706	9,926
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[5]	12,000	12,925
	Corebridge Financial, Inc. 3.50% 4/4/2025	8,458	8,449
	Corebridge Financial, Inc. 3.65% 4/5/2027	27,016	26,516
	Corebridge Financial, Inc. 3.85% 4/5/2029	454	438
	Corebridge Financial, Inc. 3.90% 4/5/2032	281	261

25	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Crédit Agricole SA 4.375% 3/17/2025[4]	USD3,025	$3,024
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[5]	13,473	12,959
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[5]	1,600	1,675
	DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[4,5]	6,500	6,385
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[4,5]	10,000	10,075
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,5]	12,150	11,704
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[5]	4,947	4,949
	Fiserv, Inc. 3.20% 7/1/2026	13,500	13,264
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	1,433	1,432
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[5]	10,000	9,688
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[5]	5,500	5,391
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[5]	1,000	1,032
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[5]	4,445	4,477
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[5]	14,443	14,337
	Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030)[5]	2,500	2,531
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[5]	6,556	5,566
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[5]	4,065	3,977
	Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[5]	7,562	7,698
	Guardian Life Global Funding 0.875% 12/10/2025[4]	14,000	13,638
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[5]	6,150	6,136
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[5]	13,875	13,858
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[5]	8,144	8,652
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[5]	3,299	3,021
	HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029)[5]	5,517	5,571
	HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030)[5]	12,000	12,028
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[5]	267	233
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[5]	1,000	868
	HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[5]	515	514
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,620	2,694
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[5]	10,000	9,989
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[5]	8,371	8,441
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[5]	9,905	9,880
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[5]	4,843	4,935
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[5]	2,174	2,239
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[5]	9,759	9,846
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[5]	20,816	20,658
	JPMorgan Chase & Co. 5.502% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[5]	15,000	15,215
	JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030)[5]	674	572
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[5]	5,605	4,851
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[5]	3,800	3,738
	JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[5]	12,773	13,111
	KfW 0.375% 7/18/2025	20,670	20,366
	KfW 5.125% 9/29/2025	10,813	10,862
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[5]	2,150	2,074
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[5]	6,785	6,905
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[5]	6,550	6,637
	Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	5,700	5,693
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	16,435	16,496
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	4,800	4,780
	Mastercard, Inc. 4.875% 3/9/2028	6,351	6,464
	Mastercard, Inc. 4.35% 1/15/2032	10,000	9,818
	Mastercard, Inc. 4.95% 3/15/2032	1,350	1,372
	Mastercard, Inc. 4.875% 5/9/2034	2,192	2,204
	Mastercard, Inc. 4.55% 1/15/2035	1,576	1,540

Intermediate Bond Fund of America	26

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Metropolitan Life Global Funding I 0.95% 7/2/2025[4]	USD31,676	$31,296
	Metropolitan Life Global Funding I 3.45% 12/18/2026[4]	1,650	1,624
	Metropolitan Life Global Funding I 1.875% 1/11/2027[4]	12,650	12,081
	Metropolitan Life Global Funding I 4.40% 6/30/2027[4]	9,400	9,394
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[5]	7,340	7,339
	Morgan Stanley 3.125% 7/27/2026	770	756
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	1,000	973
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[5]	17,883	18,112
	Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[5]	2,000	2,031
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[5]	19,221	19,303
	Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[5]	10,352	10,614
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[5]	42	42
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[5]	26,731	26,485
	NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[5]	20,000	19,260
	New York Life Global Funding 0.95% 6/24/2025[4]	3,368	3,331
	New York Life Global Funding 0.85% 1/15/2026[4]	10,870	10,554
	New York Life Global Funding 4.60% 12/5/2029[4]	740	742
	New York Life Global Funding 4.55% 1/28/2033[4]	1,347	1,314
	Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	15,314	14,860
	PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[5]	800	801
	PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027)[5]	8,825	8,948
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[5]	19,943	20,498
	PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030)[5]	5,687	5,789
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[5]	700	778
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[5]	3,900	4,024
	Royal Bank of Canada 4.875% 1/12/2026	15,000	15,050
	Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028)[5]	10,000	10,098
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[5]	700	696
	Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[5]	27,250	27,647
	Royal Bank of Canada 5.00% 2/1/2033	2,237	2,250
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	12,317	12,552
	Swedbank AB 6.136% 9/12/2026[4]	15,000	15,349
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR Index + 2.13% on 8/2/2029) [5]	1,929	1,970
	Toronto-Dominion Bank (The) 4.568% 12/17/2026	15,000	15,026
	Toronto-Dominion Bank (The) 4.861% 1/31/2028	10,095	10,181
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	12,831	12,858
	Toronto-Dominion Bank (The) 5.298% 1/30/2032	1,500	1,528
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[5]	5,209	5,611
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[5]	4,886	4,984
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[5]	13,824	13,907
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[5]	112	116
	U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025)[5]	20,000	20,135
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[5]	1,119	1,119
	U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030)[5]	10,000	10,076
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[4,5]	7,475	7,623
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[4,5]	600	618
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[4,5]	2,483	2,118
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[5]	18,673	18,650
	Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[5]	10,280	10,239
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[5]	21,828	22,275
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[5]	7,095	7,276
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[5]	10,050	10,572

27	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[5]	USD158	$145
	Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030)[5]	4,731	4,810
	Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[5]	3,293	2,959
			1,371,721

Utilities 2.36%
	AEP Transmission Co., LLC 5.15% 4/1/2034	12,050	12,098
	Alabama Power Co. 3.75% 9/1/2027	5,000	4,922
	Ameren Corp. 1.75% 3/15/2028	500	460
	American Electric Power Co., Inc. 4.30% 12/1/2028	2,585	2,555
	American Transmission Systems, Inc. 2.65% 1/15/2032[4]	5,125	4,417
	Avangrid, Inc. 3.20% 4/15/2025	13,439	13,406
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	700	699
	CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,205
	CenterPoint Energy, Inc. 2.65% 6/1/2031	5,000	4,404
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[4]	4,975	4,787
	Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[4]	7,150	6,982
	CMS Energy Corp. 3.00% 5/15/2026	10,285	10,092
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	8,919	7,630
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,125	2,122
	Consumers Energy Co. 3.80% 11/15/2028	9,225	9,017
	Consumers Energy Co. 4.70% 1/15/2030	1,705	1,714
	Consumers Energy Co. 3.60% 8/15/2032	10,091	9,371
	Consumers Energy Co. 4.625% 5/15/2033	3,263	3,209
	DTE Energy Co. 4.95% 7/1/2027	6,525	6,578
	DTE Energy Co. 5.10% 3/1/2029	450	456
	Duke Energy Florida, LLC 1.75% 6/15/2030	16,616	14,357
	Edison International 4.95% 4/15/2025	4,429	4,419
	Edison International 5.25% 11/15/2028	5,475	5,344
	Edison International 5.45% 6/15/2029	1,573	1,540
	Edison International 6.95% 11/15/2029	1,000	1,032
	Edison International 5.25% 3/15/2032	7,068	6,703
	Enel Finance International NV 2.125% 7/12/2028[4]	1,175	1,079
	Entergy Corp. 0.90% 9/15/2025	6,025	5,904
	Entergy Corp. 1.90% 6/15/2028	10,000	9,179
	Entergy Louisiana, LLC 3.12% 9/1/2027	2,000	1,940
	Entergy Louisiana, LLC 5.15% 9/15/2034	5,130	5,134
	Eversource Energy 1.40% 8/15/2026	17,138	16,360
	Eversource Energy 5.95% 2/1/2029	13,300	13,849
	Eversource Energy 5.50% 1/1/2034	4,005	4,036
	FirstEnergy Corp. 2.05% 3/1/2025	19,889	19,889
	FirstEnergy Corp. 1.60% 1/15/2026	33,567	32,686
	FirstEnergy Corp. 2.65% 3/1/2030	4,408	3,975
	FirstEnergy Corp. 2.25% 9/1/2030	500	436
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]	725	681
	Florida Power & Light Co. 2.85% 4/1/2025	3,250	3,245
	Florida Power & Light Co. 4.40% 5/15/2028	22,500	22,513
	Florida Power & Light Co. 2.45% 2/3/2032	3,005	2,595
	Florida Power & Light Co. 5.10% 4/1/2033	6,000	6,084
	Florida Power & Light Co. 4.80% 5/15/2033	8,774	8,718
	Florida Power & Light Co. 5.30% 6/15/2034	6,822	6,997
	Georgia Power Co. 4.65% 5/16/2028	1,300	1,307
	Georgia Power Co. 5.25% 3/15/2034	2,050	2,076
	Jersey Central Power & Light Co. 5.10% 1/15/2035[4]	725	720
	MidAmerican Energy Co. 3.65% 4/15/2029	738	713
	Monongahela Power Co. 3.55% 5/15/2027[4]	5,500	5,370
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	1,275	1,275
	NextEra Energy Capital Holdings, Inc. 5.45% 3/15/2035	826	836
	Pacific Gas and Electric Co. 3.15% 1/1/2026	10,416	10,261
	Pacific Gas and Electric Co. 5.45% 6/15/2027	4,804	4,863
	Pacific Gas and Electric Co. 2.10% 8/1/2027	34,528	32,248
	Pacific Gas and Electric Co. 3.30% 12/1/2027	1,650	1,573
	Pacific Gas and Electric Co. 3.00% 6/15/2028	3,905	3,669
	Pacific Gas and Electric Co. 3.75% 7/1/2028	2,387	2,295
	Pacific Gas and Electric Co. 4.65% 8/1/2028	9,400	9,263
	Pacific Gas and Electric Co. 4.55% 7/1/2030	9,723	9,410

Intermediate Bond Fund of America	28

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 2.50% 2/1/2031	USD20,439	$17,622
	Pacific Gas and Electric Co. 4.40% 3/1/2032	4,950	4,652
	Pacific Gas and Electric Co. 5.90% 6/15/2032	7,275	7,462
	Pacific Gas and Electric Co. 6.15% 1/15/2033	8,586	8,913
	Pacific Gas and Electric Co. 6.40% 6/15/2033	12,408	13,107
	Pacific Gas and Electric Co. 5.70% 3/1/2035	2,857	2,894
	PacifiCorp 2.70% 9/15/2030	3,360	3,003
	PacifiCorp 5.30% 2/15/2031	23,800	24,216
	PacifiCorp 5.45% 2/15/2034	1,650	1,663
	Progress Energy, Inc. 7.00% 10/30/2031	840	943
	Public Service Company of Colorado 5.35% 5/15/2034	1,775	1,806
	Public Service Electric and Gas Co. 3.00% 5/15/2025	5,734	5,714
	Public Service Electric and Gas Co. 2.45% 1/15/2030	4,982	4,529
	Public Service Electric and Gas Co. 1.90% 8/15/2031	2,772	2,357
	Public Service Electric and Gas Co. 4.85% 8/1/2034	4,721	4,694
	Public Service Electric and Gas Co. 5.05% 3/1/2035	375	378
	San Diego Gas & Electric Co. 4.95% 8/15/2028	5,000	5,060
	Southern California Edison Co. 1.20% 2/1/2026	2,485	2,404
	Southern California Edison Co. 4.40% 9/6/2026	10,000	9,951
	Southern California Edison Co. 3.65% 3/1/2028	13,175	12,758
	Southern California Edison Co. 5.65% 10/1/2028	4,402	4,495
	Southern California Edison Co. 4.20% 3/1/2029	2,412	2,342
	Southern California Edison Co. 2.85% 8/1/2029	9,559	8,753
	Southern California Edison Co. 2.25% 6/1/2030	13,310	11,635
	Southern California Edison Co. 2.50% 6/1/2031	12,200	10,464
	Southern California Edison Co. 5.45% 6/1/2031	495	502
	Southern California Edison Co. 2.75% 2/1/2032	13,788	11,743
	Southern California Edison Co. 5.95% 11/1/2032	2,283	2,348
	Southern California Edison Co. 5.45% 3/1/2035	3,834	3,812
	WEC Energy Group, Inc. 5.15% 10/1/2027	7,833	7,946
	Wisconsin Electric Power Co. 1.70% 6/15/2028	1,500	1,380
	Wisconsin Public Service Corp. 4.55% 12/1/2029	9,195	9,207
	Xcel Energy, Inc. 3.40% 6/1/2030	925	862
	Xcel Energy, Inc. 5.50% 3/15/2034	6,333	6,401
			606,714

Health care 2.08%
	AbbVie, Inc. 3.80% 3/15/2025	21,883	21,874
	AbbVie, Inc. 2.95% 11/21/2026	1,609	1,573
	AbbVie, Inc. 4.80% 3/15/2029	30,000	30,326
	AbbVie, Inc. 3.20% 11/21/2029	4,575	4,310
	AbbVie, Inc. 4.95% 3/15/2031	22,565	22,930
	AbbVie, Inc. 5.05% 3/15/2034	17,800	17,996
	AbbVie, Inc. 5.20% 3/15/2035	5,093	5,206
	Amgen, Inc. 5.25% 3/2/2025	10,000	10,000
	Amgen, Inc. 5.15% 3/2/2028	11,195	11,382
	Amgen, Inc. 3.00% 2/22/2029	16,261	15,353
	Amgen, Inc. 4.05% 8/18/2029	10,000	9,751
	Amgen, Inc. 5.25% 3/2/2030	5,891	6,026
	Amgen, Inc. 5.25% 3/2/2033	3,500	3,555
	Baxter International, Inc. 1.915% 2/1/2027	1,000	953
	Baxter International, Inc. 2.539% 2/1/2032	675	580
	Becton, Dickinson and Co. 4.874% 2/8/2029	11,000	11,087
	Becton, Dickinson and Co. 5.081% 6/7/2029	2,090	2,126
	Boston Scientific Corp. 1.90% 6/1/2025	4,880	4,847
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,100	1,117
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	4,725	4,834
	Bristol-Myers Squibb Co. 2.95% 3/15/2032	869	775
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	11,200	11,421
	Centene Corp. 2.45% 7/15/2028	3,835	3,497
	Centene Corp. 2.50% 3/1/2031	8,970	7,582
	Cigna Group (The) 1.25% 3/15/2026	5,419	5,240
	Cigna Group (The) 5.00% 5/15/2029	8,975	9,104
	Cigna Group (The) 5.125% 5/15/2031	650	659
	CVS Health Corp. 3.625% 4/1/2027	5,440	5,330
	CVS Health Corp. 1.30% 8/21/2027	16,000	14,710
	CVS Health Corp. 5.40% 6/1/2029	9,490	9,665

29	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	CVS Health Corp. 5.25% 1/30/2031	USD4,880	$4,919
	CVS Health Corp. 1.875% 2/28/2031	3,295	2,744
	CVS Health Corp. 5.55% 6/1/2031	17,384	17,766
	CVS Health Corp. 5.70% 6/1/2034	1,000	1,021
	Elevance Health, Inc. 4.90% 2/8/2026	6,009	6,009
	Elevance Health, Inc. 4.75% 2/15/2030	1,052	1,056
	Elevance Health, Inc. 5.20% 2/15/2035	2,545	2,548
	Eli Lilly and Co. 4.75% 2/12/2030	1,589	1,610
	Eli Lilly and Co. 4.90% 2/12/2032	36,690	37,281
	Eli Lilly and Co. 5.10% 2/12/2035	2,757	2,819
	EMD Finance, LLC 3.25% 3/19/2025[4]	21,792	21,777
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,050	2,100
	GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	3,025	3,018
	HCA, Inc. 3.125% 3/15/2027	15,875	15,410
	HCA, Inc. 3.375% 3/15/2029	3,459	3,266
	HCA, Inc. 2.375% 7/15/2031	3,023	2,578
	Humana, Inc. 5.375% 4/15/2031	27,186	27,431
	Johnson & Johnson 5.00% 3/1/2035	2,000	2,045
	Laboratory Corp. of America Holdings 4.35% 4/1/2030	3,575	3,506
	Laboratory Corp. of America Holdings 4.80% 10/1/2034	1,473	1,432
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	6,917	6,899
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	9,000	9,013
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,500	1,486
	Roche Holdings, Inc. 4.203% 9/9/2029[4]	12,793	12,713
	Roche Holdings, Inc. 2.076% 12/13/2031[4]	800	681
	Roche Holdings, Inc. 4.985% 3/8/2034[4]	500	506
	Roche Holdings, Inc. 4.592% 9/9/2034[4]	2,764	2,723
	Solventum Corp. 5.40% 3/1/2029	10,000	10,210
	Stryker Corp. 4.85% 2/10/2030	2,700	2,719
	Stryker Corp. 5.20% 2/10/2035	1,600	1,625
	Thermo Fisher Scientific, Inc. 1.75% 10/15/2028	2,703	2,466
	UnitedHealth Group, Inc. 1.15% 5/15/2026	13,937	13,426
	UnitedHealth Group, Inc. 4.00% 5/15/2029	6,500	6,372
	UnitedHealth Group, Inc. 2.00% 5/15/2030	13,500	11,854
	UnitedHealth Group, Inc. 4.90% 4/15/2031	650	656
	UnitedHealth Group, Inc. 4.95% 1/15/2032	15,705	15,769
	UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	2,942
	UnitedHealth Group, Inc. 5.15% 7/15/2034	750	756
	Zoetis, Inc. 5.40% 11/14/2025	18,650	18,754
			535,715

Consumer discretionary 1.57%
	American Honda Finance Corp. 1.20% 7/8/2025	15,273	15,092
	American Honda Finance Corp. 1.00% 9/10/2025	13,000	12,773
	American Honda Finance Corp. 1.30% 9/9/2026	7,500	7,162
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[4]	3,343	3,357
	Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]	8,975	8,586
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[4]	5,691	5,730
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	2,625	2,573
	Daimler Trucks Finance North America, LLC 4.95% 1/13/2028[4]	14,589	14,714
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]	11,271	11,542
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[4]	6,525	6,016
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[4]	6,420	6,513
	Daimler Trucks Finance North America, LLC 5.25% 1/13/2030[4]	12,000	12,156
	Daimler Trucks Finance North America, LLC 5.375% 1/13/2032[4]	17,400	17,530
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[4]	268	268
	Ford Motor Co. 3.25% 2/12/2032	3,305	2,760
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	655	647
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	3,630	3,684
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,590	2,641
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	455	439
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	470	460
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	12,000	12,097
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	5,980	5,917
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	2,275	2,198
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	765	732
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	3,715	3,867

Intermediate Bond Fund of America	30

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	USD650	$606
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	10,010	10,341
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,214	8,530
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	15,000	15,025
	Ford Motor Credit Co., LLC 5.875% 11/7/2029	13,500	13,524
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	450	410
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	200	175
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,331	1,384
	Ford Motor Credit Co., LLC 6.50% 2/7/2035	600	600
	General Motors Financial Co., Inc. 5.40% 4/6/2026	13,440	13,524
	General Motors Financial Co., Inc. 4.90% 10/6/2029	12,606	12,459
	General Motors Financial Co., Inc. 5.35% 1/7/2030	13,900	13,961
	General Motors Financial Co., Inc. 5.45% 9/6/2034	2,252	2,204
	General Motors Financial Co., Inc. 5.90% 1/7/2035	900	908
	Home Depot, Inc. 4.75% 6/25/2029	633	640
	Home Depot, Inc. 4.85% 6/25/2031	3,506	3,548
	Home Depot, Inc. 4.95% 6/25/2034	1,572	1,582
	Hyundai Capital America 1.80% 10/15/2025[4]	7,423	7,292
	Hyundai Capital America 1.50% 6/15/2026[4]	20,850	20,055
	Hyundai Capital America 5.45% 6/24/2026[4]	6,226	6,292
	Hyundai Capital America 5.275% 6/24/2027[4]	10,000	10,130
	Hyundai Capital America 2.375% 10/15/2027[4]	745	703
	Hyundai Capital America 6.50% 1/16/2029[4]	2,835	2,996
	Hyundai Capital America 5.30% 6/24/2029[4]	2,733	2,782
	Hyundai Capital America 5.30% 1/8/2030[4]	7,000	7,120
	Hyundai Capital America 4.75% 9/26/2031[4]	13,000	12,791
	Marriott International, Inc. 4.90% 4/15/2029	2,798	2,823
	McDonald’s Corp. 4.60% 5/15/2030	1,500	1,499
	McDonald’s Corp. 4.95% 3/3/2035	3,446	3,433
	Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026[4]	9,800	9,514
	Sands China, Ltd. 2.30% 3/8/2027	8,000	7,569
	Stellantis Finance US, Inc. 1.711% 1/29/2027[4]	4,050	3,819
	Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	5,000	5,086
	Toyota Motor Credit Corp. 4.45% 5/18/2026	12,765	12,796
	Toyota Motor Credit Corp. 1.125% 6/18/2026	1,770	1,702
	Toyota Motor Credit Corp. 1.90% 1/13/2027	3,075	2,945
	Toyota Motor Credit Corp. 1.90% 4/6/2028	6,400	5,956
	Toyota Motor Credit Corp. 4.95% 1/9/2030	14,790	15,076
	Toyota Motor Credit Corp. 5.35% 1/9/2035	1,100	1,125
			402,379

Consumer staples 0.86%
	7-Eleven, Inc. 0.95% 2/10/2026[4]	2,670	2,578
	Altria Group, Inc. 2.35% 5/6/2025	3,446	3,431
	Altria Group, Inc. 4.40% 2/14/2026	8,708	8,689
	Altria Group, Inc. 4.875% 2/4/2028	2,254	2,272
	Altria Group, Inc. 2.45% 2/4/2032	444	374
	Altria Group, Inc. 5.625% 2/6/2035	1,054	1,072
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	11,000	11,103
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	400	403
	BAT Capital Corp. 3.215% 9/6/2026	14,161	13,878
	BAT Capital Corp. 6.343% 8/2/2030	4,369	4,667
	BAT Capital Corp. 5.834% 2/20/2031	2,150	2,242
	BAT Capital Corp. 6.421% 8/2/2033	8,886	9,548
	BAT Capital Corp. 6.00% 2/20/2034	631	660
	BAT International Finance PLC 5.931% 2/2/2029	12,406	12,912
	Campbell’s Co. (The) 5.20% 3/21/2029	5,885	5,989
	Campbell’s Co. (The) 5.40% 3/21/2034	262	267
	Campbell’s Co. (The) 4.75% 3/23/2035	6,546	6,328
	Coca-Cola Co. 1.00% 3/15/2028	3,165	2,881
	Conagra Brands, Inc. 1.375% 11/1/2027	11,475	10,511
	Constellation Brands, Inc. 4.35% 5/9/2027	10,515	10,466
	Constellation Brands, Inc. 4.80% 1/15/2029	555	557
	Constellation Brands, Inc. 4.75% 5/9/2032	122	120
	Constellation Brands, Inc. 4.90% 5/1/2033	245	240
	J. M. Smucker Co. (The) 5.90% 11/15/2028	4,657	4,877
	J. M. Smucker Co. (The) 6.20% 11/15/2033	2,478	2,654

31	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Kroger Co. 5.00% 9/15/2034	USD7,435	$7,336
	Philip Morris International, Inc. 1.50% 5/1/2025	12,728	12,663
	Philip Morris International, Inc. 5.00% 11/17/2025	1,300	1,305
	Philip Morris International, Inc. 5.125% 11/17/2027	19,946	20,272
	Philip Morris International, Inc. 4.625% 11/1/2029	18,773	18,808
	Philip Morris International, Inc. 5.50% 9/7/2030	5,000	5,197
	Philip Morris International, Inc. 5.125% 2/13/2031	11,166	11,365
	Philip Morris International, Inc. 4.75% 11/1/2031	3,957	3,943
	Philip Morris International, Inc. 5.75% 11/17/2032	281	295
	Philip Morris International, Inc. 5.375% 2/15/2033	300	307
	Philip Morris International, Inc. 5.625% 9/7/2033	400	416
	Philip Morris International, Inc. 5.25% 2/13/2034	211	214
	Philip Morris International, Inc. 4.90% 11/1/2034	5,680	5,599
	Procter & Gamble Co. 4.10% 1/26/2026	5,254	5,248
	Procter & Gamble Co. 1.00% 4/23/2026	3,055	2,950
	Procter & Gamble Co. 3.95% 1/26/2028	7,500	7,471
			222,108

Industrials 0.79%
	BAE Systems PLC 5.125% 3/26/2029[4]	750	760
	BAE Systems PLC 5.25% 3/26/2031[4]	5,131	5,241
	BAE Systems PLC 5.30% 3/26/2034[4]	500	508
	Boeing Co. (The) 2.75% 2/1/2026	20,292	19,913
	Boeing Co. (The) 2.196% 2/4/2026	22,066	21,537
	Boeing Co. (The) 6.259% 5/1/2027	738	758
	Boeing Co. (The) 3.25% 2/1/2028	9,350	8,937
	Boeing Co. (The) 6.298% 5/1/2029	2,852	2,989
	Boeing Co. (The) 5.15% 5/1/2030	3,959	3,965
	Boeing Co. (The) 3.625% 2/1/2031	274	253
	Boeing Co. (The) 6.388% 5/1/2031	7,139	7,610
	Boeing Co. (The) 6.528% 5/1/2034	156	167
	Canadian National Railway Co. 4.375% 9/18/2034	1,062	1,021
	Canadian Pacific Railway Co. 1.75% 12/2/2026	9,790	9,345
	Carrier Global Corp. 2.722% 2/15/2030	684	623
	General Dynamics Corp. 1.15% 6/1/2026	10,000	9,631
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	4,613	4,708
	Johnson Controls International PLC 4.90% 12/1/2032	4,371	4,361
	L3Harris Technologies, Inc. 5.40% 1/15/2027	10,000	10,145
	L3Harris Technologies, Inc. 5.40% 7/31/2033	6,114	6,222
	Lockheed Martin Corp. 4.95% 10/15/2025	4,445	4,459
	Lockheed Martin Corp. 5.10% 11/15/2027	3,805	3,884
	Lockheed Martin Corp. 4.45% 5/15/2028	6,968	6,998
	Masco Corp. 1.50% 2/15/2028	4,158	3,805
	Norfolk Southern Corp. 5.05% 8/1/2030	4,288	4,363
	Northrop Grumman Corp. 4.70% 3/15/2033	6,652	6,560
	RTX Corp. 5.00% 2/27/2026	4,046	4,061
	RTX Corp. 5.75% 11/8/2026	10,000	10,197
	RTX Corp. 1.90% 9/1/2031	788	659
	RTX Corp. 2.375% 3/15/2032	425	361
	RTX Corp. 6.10% 3/15/2034	500	537
	Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[4]	4,172	4,045
	Union Pacific Corp. 2.375% 5/20/2031	382	337
	Union Pacific Corp. 2.80% 2/14/2032	537	476
	Union Pacific Corp. 5.10% 2/20/2035	13,463	13,640
	Veralto Corp. 5.35% 9/18/2028	10,000	10,249
	Waste Management, Inc. 4.875% 2/15/2029	10,000	10,180
	Waste Management, Inc. 4.625% 2/15/2030	400	402
	Waste Management, Inc. 4.95% 3/15/2035	262	262
			204,169

Information technology 0.65%
	Accenture Capital, Inc. 4.05% 10/4/2029	10,120	9,958
	Accenture Capital, Inc. 4.25% 10/4/2031	9,531	9,333
	Accenture Capital, Inc. 4.50% 10/4/2034	682	662
	Amphenol Corp. 5.00% 1/15/2035	2,813	2,820
	Analog Devices, Inc. 1.70% 10/1/2028	2,583	2,353
	Analog Devices, Inc. 5.05% 4/1/2034	3,254	3,313

Intermediate Bond Fund of America	32

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Broadcom, Inc. 3.15% 11/15/2025	USD1,650	$1,634
	Broadcom, Inc. 1.95% 2/15/2028[4]	2,435	2,266
	Broadcom, Inc. 4.35% 2/15/2030	4,350	4,280
	Broadcom, Inc. 5.15% 11/15/2031	13,562	13,801
	Broadcom, Inc. 4.55% 2/15/2032	9,651	9,451
	Broadcom, Inc. 4.80% 10/15/2034	460	451
	Cisco Systems, Inc. 4.95% 2/26/2031	4,854	4,950
	Cisco Systems, Inc. 5.05% 2/26/2034	4,385	4,451
	Cisco Systems, Inc. 5.10% 2/24/2035	3,000	3,051
	Intel Corp. 4.875% 2/10/2026	10,000	10,019
	Intuit, Inc. 0.95% 7/15/2025	1,455	1,436
	Intuit, Inc. 1.35% 7/15/2027	1,325	1,239
	Microchip Technology, Inc. 4.90% 3/15/2028	9,043	9,077
	Microchip Technology, Inc. 5.05% 3/15/2029	33,300	33,585
	Microchip Technology, Inc. 5.05% 2/15/2030	9,058	9,096
	Oracle Corp. 5.25% 2/3/2032	18,670	18,957
	Oracle Corp. 5.50% 8/3/2035	1,525	1,559
	ServiceNow, Inc. 1.40% 9/1/2030	403	340
	Texas Instruments, Inc. 4.60% 2/8/2029	7,100	7,165
	Texas Instruments, Inc. 4.85% 2/8/2034	1,159	1,165
			166,412

Communication services 0.61%
	AT&T, Inc. 1.70% 3/25/2026	2,567	2,492
	AT&T, Inc. 2.30% 6/1/2027	550	524
	AT&T, Inc. 1.65% 2/1/2028	2,413	2,225
	AT&T, Inc. 4.35% 3/1/2029	2,500	2,477
	AT&T, Inc. 2.55% 12/1/2033	5,601	4,613
	AT&T, Inc. 5.40% 2/15/2034	8,629	8,826
	Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	9,122
	Charter Communications Operating, LLC 6.65% 2/1/2034	6,730	7,014
	Charter Communications Operating, LLC 6.384% 10/23/2035	1,000	1,019
	Comcast Corp. 2.65% 2/1/2030	1,000	912
	Comcast Corp. 5.30% 6/1/2034	12,053	12,258
	Meta Platforms, Inc. 4.30% 8/15/2029	4,980	4,973
	Meta Platforms, Inc. 4.75% 8/15/2034	7,479	7,450
	Netflix, Inc. 5.375% 11/15/2029[4]	450	465
	Netflix, Inc. 4.90% 8/15/2034	1,158	1,160
	SBA Tower Trust 1.631% 11/15/2026[4]	13,740	13,008
	T-Mobile USA, Inc. 3.50% 4/15/2025	19,675	19,646
	T-Mobile USA, Inc. 1.50% 2/15/2026	7,500	7,283
	T-Mobile USA, Inc. 3.75% 4/15/2027	29,000	28,551
	T-Mobile USA, Inc. 2.05% 2/15/2028	950	887
	T-Mobile USA, Inc. 4.85% 1/15/2029	2,000	2,015
	T-Mobile USA, Inc. 3.875% 4/15/2030	3,534	3,385
	T-Mobile USA, Inc. 2.55% 2/15/2031	1,055	929
	T-Mobile USA, Inc. 2.875% 2/15/2031	500	447
	T-Mobile USA, Inc. 5.75% 1/15/2034	400	419
	Verizon Communications, Inc. 1.75% 1/20/2031	1,000	846
	Verizon Communications, Inc. 2.55% 3/21/2031	7,802	6,867
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	7,458	7,454
			157,267

Energy 0.57%
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,671	1,605
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,840	1,822
	Chevron Corp. 1.554% 5/11/2025	10,000	9,944
	Chevron Corp. 1.995% 5/11/2027	5,213	4,973
	Chevron USA, Inc. 0.687% 8/12/2025	3,543	3,485
	Chevron USA, Inc. 1.018% 8/12/2027	2,992	2,773
	Chevron USA, Inc. 4.687% 4/15/2030	15,016	15,137
	ConocoPhillips Co. 4.70% 1/15/2030	15,950	16,048
	ConocoPhillips Co. 4.85% 1/15/2032	17,450	17,440
	ConocoPhillips Co. 5.05% 9/15/2033	315	318
	Diamondback Energy, Inc. 5.15% 1/30/2030	5,851	5,942
	Diamondback Energy, Inc. 5.40% 4/18/2034	203	204
	Energy Transfer, LP 6.10% 12/1/2028	13,150	13,745

33	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Eni SpA 5.50% 5/15/2034[4]	USD4,850	$4,907
	Enterprise Products Operating, LLC 5.05% 1/10/2026	8,361	8,397
	Enterprise Products Operating, LLC 4.95% 2/15/2035	1,386	1,376
	Exxon Mobil Corp. 2.992% 3/19/2025	5,000	4,997
	Exxon Mobil Corp. 2.61% 10/15/2030	5,000	4,534
	Occidental Petroleum Corp. 5.375% 1/1/2032	4,100	4,072
	Occidental Petroleum Corp. 5.55% 10/1/2034	3,075	3,038
	ONEOK, Inc. 5.55% 11/1/2026	5,705	5,787
	Pioneer Natural Resources Co. 1.125% 1/15/2026	6,015	5,842
	Saudi Arabian Oil Co. 1.625% 11/24/2025[4]	1,920	1,879
	Saudi Arabian Oil Co. 5.25% 7/17/2034[4]	1,310	1,318
	South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[4]	4,813	4,789
	TotalEnergies Capital SA 5.15% 4/5/2034	288	291
	TotalEnergies Capital SA 4.724% 9/10/2034	2,501	2,458
			147,121

Real estate 0.30%
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,285	2,088
	American Tower Corp. 1.45% 9/15/2026	3,385	3,232
	Boston Properties, LP 2.45% 10/1/2033	700	552
	Boston Properties, LP 6.50% 1/15/2034	7,010	7,438
	Boston Properties, LP 5.75% 1/15/2035	3,396	3,375
	COPT Defense Properties, LP 2.00% 1/15/2029	445	397
	Crown Castle, Inc. 5.00% 1/11/2028	9,748	9,833
	Crown Castle, Inc. 5.80% 3/1/2034	450	467
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	400	410
	Equinix, Inc. 1.25% 7/15/2025	1,850	1,826
	Equinix, Inc. 2.00% 5/15/2028	4,630	4,273
	Kilroy Realty, LP 6.25% 1/15/2036	1,518	1,525
	Prologis, LP 4.875% 6/15/2028	9,286	9,409
	Prologis, LP 5.00% 3/15/2034	305	305
	Prologis, LP 5.00% 1/31/2035	9,165	9,155
	Public Storage Operating Co. (USD-SOFR Index + 0.70%) 4.989% 4/16/2027[2]	12,055	12,123
	Public Storage Operating Co. 1.85% 5/1/2028	2,660	2,464
	Public Storage Operating Co. 1.95% 11/9/2028	3,041	2,786
	Scentre Group Trust 1 3.25% 10/28/2025[4]	1,360	1,347
	Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,864
			76,869

Materials 0.18%
	Anglo American Capital PLC 5.375% 4/1/2025[4]	10,000	9,999
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,661	4,798
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	150	153
	BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	1,550	1,576
	Celanese US Holdings, LLC 6.05% 3/15/2025	812	812
	Celanese US Holdings, LLC 6.415% 7/15/2027	3,000	3,076
	Celanese US Holdings, LLC 6.58% 7/15/2029	2,500	2,600
	Dow Chemical Co. (The) 5.15% 2/15/2034	9,756	9,700
	EIDP, Inc. 4.50% 5/15/2026	8,125	8,132
	LYB International Finance III, LLC 1.25% 10/1/2025	1,227	1,202
	LYB International Finance III, LLC 2.25% 10/1/2030	1,192	1,040
	Vale Overseas, Ltd. 3.75% 7/8/2030	2,291	2,130
			45,218
	Total corporate bonds, notes & loans		3,935,693
Asset-backed obligations 14.18%
	522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 5.595% 10/20/2031[1,2,4]	421	422
	ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[1,4]	1,211	1,215
	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031[1,4]	1,309	1,316
	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[1,4]	982	987
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,4]	221	220
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,4]	12,804	12,791

Intermediate Bond Fund of America	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,4]	USD3,657	$3,694
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,4]	188	189
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,4]	20,400	20,570
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,4]	12,922	13,030
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,4]	3,576	3,588
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,4]	11,424	11,442
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.30% 7/25/2036[1,2,4]	13,927	13,980
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.423% 4/20/2032[1,2,4]	7,507	7,517
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.823% 1/19/2033[1,2,4]	2,500	2,511
American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027[1,4]	4,553	4,567
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,4]	6,779	6,801
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,4]	12,069	12,122
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,4]	6,601	6,609
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[1,4]	7,059	7,122
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[1,4]	1,368	1,372
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029[1,4]	2,000	2,061
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,4]	14,735	14,848
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,4]	2,489	2,533
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[1,4]	1,025	1,030
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[1,4]	1,000	1,012
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[1]	10,041	10,008
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,4]	18,177	18,073
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,4]	4,022	4,011
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.68% 5/26/2031[1,2,4]	479	479
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	497	497
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[1]	4,934	4,955
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[1]	7,946	8,043
Apidos CLO, Ltd., Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 5.565% 4/20/2031[1,2,4]	333	334
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.39% 1/20/2033[1,2,4]	9,373	9,391
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050[1,4]	4,200	4,289
Atlas Senior Loan Fund, Ltd., CLO, Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.08%) 6.377% 10/20/2034[1,2,4]	2,998	2,998
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,4]	7,550	7,615
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[1,4]	3,875	3,961
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031[1,4]	1,197	1,227
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,4]	33,686	33,622
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,4]	15,377	15,286
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,4]	16,719	16,395
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,4]	692	682
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,4]	7,683	7,797
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,4]	26,765	27,385

35	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,4]	USD16,901	$17,217
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,4]	13,000	13,352
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,4]	18,450	19,180
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,4]	5,340	5,597
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,4]	5,598	5,739
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[1,4]	2,766	2,802
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,4]	5,950	6,012
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036[1,2,4]	20,000	20,056
Ballyrock, Ltd., CLO, Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 6.28% 4/25/2036[1,2,4]	1,143	1,145
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028[1]	7,806	7,900
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[1]	14,833	15,056
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,4]	2,936	2,922
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,4]	1,987	1,946
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,4]	21	21
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.253% 5/17/2031[1,2,4]	8,523	8,523
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 6.793% 3/13/2037[1,2,4]	2,400	2,428
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 5.655% 1/20/2031[1,2,4]	223	224
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 6.149% 4/30/2031[1,2,4]	800	801
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.493% 7/20/2035[1,2,4]	9,873	9,920
Blackrock Mt. Hood CLO X, LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2035[1,2,4]	2,000	2,006
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,4]	3,129	3,140
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[1]	111	111
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029[1]	3,672	3,718
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,4]	5,463	5,530
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,4]	2,926	2,950
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[1]	1,696	1,699
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]	8,247	8,255
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	7,314	7,356
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,335	5,355
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[1]	8,906	8,952
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[1]	16,000	16,113
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028[1]	6,406	6,419
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	3,188	3,213

Intermediate Bond Fund of America	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[1]	USD5,217	$5,227
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	4,696	4,760
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	2,892	2,955
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,4]	1,516	1,517
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.914% 4/15/2034[1,2,4]	923	927
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,4]	13,993	14,151
Carlyle Global Market Strategies, CLO, Series 2013-1, Class A1RR, (3-month USD CME Term SOFR + 1.212%) 5.53% 8/14/2030[1,2,4]	5	5
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.579% 4/30/2031[1,2,4]	169	169
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	70	70
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[1]	7,151	7,183
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]	4,322	4,358
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029[1]	8,980	9,147
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[1]	15,788	15,942
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030[1]	2,473	2,514
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[1]	5,137	5,166
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[1]	1,993	2,040
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[1]	3,022	3,119
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[1,4]	6,011	6,037
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,4]	1,154	1,159
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,4]	2,047	2,070
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	75	72
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029[1]	1,545	1,567
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,4]	564	580
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030[1,4]	1,900	1,897
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030[1,4]	1,942	1,946
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,4]	11,155	10,122
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,4]	1,261	1,202
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[1,4]	13,366	13,523
Cathedral Lake, Ltd., CLO, Series 2021-8, Class C, (3-month USD CME Term SOFR + 2.882%) 7.175% 1/20/2035[1,2,4]	1,100	1,104
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030[1,4]	3,000	3,061
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032[1,4]	1,088	1,094
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.052% 10/15/2034[1,2,4]	4,000	4,043
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 6.702% 3/22/2035[1,2,4]	2,000	2,005
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]	47,336	46,612
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]	6,957	6,394
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]	38,170	36,431
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,4]	43,629	43,914
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[1,4]	11,395	11,497

37	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[1,4]	USD6,136	$6,161
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[1,4]	6,799	6,823
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[1,4]	5,994	6,024
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027[1,4]	3,227	3,225
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[1,4]	7,207	7,292
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[1,4]	9,314	9,491
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[1,4]	6,236	6,305
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[1,4]	9,936	10,091
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029[1,4]	1,303	1,332
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030[1,4]	3,470	3,442
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[1]	14,965	15,067
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,4]	2,605	2,644
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[1]	10,715	10,783
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,4]	7,369	7,458
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,4]	10,093	10,329
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,4]	1,675	1,678
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032[1,4]	2,313	2,310
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,4]	2,683	2,486
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,4]	6,234	5,783
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,4]	1,634	1,518
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,4]	3,033	2,776
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,4]	3,238	2,961
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,4]	1,383	1,387
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[1]	8,890	8,931
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[1]	9,158	9,301
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[1,4]	8,569	8,674
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 7.114% 10/15/2029[1,2,4]	293	293
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,4]	850	850
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[1,4]	9,182	9,220
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,4]	1,768	1,781
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,4]	4,266	4,275
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,4]	4,845	4,905
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029[1,4]	2,340	2,342
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,4]	6,529	6,550
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,4]	1,492	1,512
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,4]	238	244
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.48% 3/15/2033[1,4]	1,630	1,646
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,4]	8,476	8,606
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,4]	4,387	4,452
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[1]	8,996	9,022
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	3,561	3,608
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[1,4]	12,000	12,157
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[1,4]	4,877	4,905
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030[1,4]	1,025	1,030
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[1,4]	3,677	3,700
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,4]	1,963	2,005
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	13,038	13,061
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	6,008	6,027
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]	16,952	16,966
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	4,283	4,314

Intermediate Bond Fund of America	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029[1]	USD4,455	$4,451
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	7,615	7,734
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032[1]	4,359	4,360
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[1,4]	5,206	5,203
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,4]	7,442	7,483
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.664% 1/15/2031[1,2,4]	2,007	2,010
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,4]	1,843	1,697
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[1,4]	3,460	3,485
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,4]	6,934	6,976
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,4]	7,203	7,228
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[1,4]	860	858
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,4]	1,526	1,525
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,4]	6,287	6,330
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,4]	2,281	2,318
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,4]	12,463	12,635
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[1,4]	1,691	1,708
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029[1,4]	292	294
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]	4,911	4,921
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	2,156	2,160
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	1,123	1,125
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027[1]	6,592	6,599
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	2,790	2,798
Exeter Automobile Receivables Trust, Series 2024-3, Class A3, 5.65% 12/15/2027[1]	4,299	4,324
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[1]	6,798	6,829
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]	458	463
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028[1]	6,464	6,487
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	8,232	8,278
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]	416	428
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	7,369	7,477
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	2,286	2,343
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029[1]	5,304	5,342
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	7,450	7,608
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	5,680	5,751
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	5,363	5,481
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031[1]	4,233	4,298
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	7,104	7,167
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	8,022	8,191
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030[1]	17,396	17,590
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[1]	6,751	6,887
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,4]	18,748	18,371
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,4]	2,750	2,766
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,4]	4,486	4,540
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,4]	474	483
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,4]	320	322
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]	8,063	8,099
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	1,874	1,889
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030[1]	7,417	7,376
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,4]	6,591	6,368
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,4]	8,653	8,771
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]	38,713	39,872
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[1,4]	11,520	11,502
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.343% 10/20/2032[1,2,4]	4,632	4,632

39	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.693% 10/18/2033[1,2,4]	USD3,938	$3,946
Fortress Credit BSL, Ltd., Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.893% 10/18/2033[1,2,4]	3,000	3,006
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 6.54% 4/23/2036[1,2,4]	2,000	2,004
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.29% 4/23/2036[1,2,4]	984	986
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 5.534% 10/15/2030[1,2,4]	346	346
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,4]	6,787	6,371
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,4]	931	874
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,4]	7,749	7,142
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,4]	3,562	3,453
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,4]	8,890	8,436
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,4]	10,762	10,234
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,4]	26,046	24,019
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,4]	11,590	10,762
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,4]	1,485	1,486
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,4]	5,714	5,733
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,4]	2,554	2,563
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,4]	9,126	9,137
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027[1,4]	9,979	9,975
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[1,4]	3,870	3,903
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,4]	4,733	4,766
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,4]	8,340	8,381
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[1,4]	2,000	2,017
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028[1,4]	9,970	9,984
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,4]	585	594
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,4]	529	543
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,4]	12,409	12,617
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,4]	2,531	2,586
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,4]	2,931	2,929
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030[1,4]	13,264	13,324
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030[1,4]	544	543
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030[1,4]	238	237
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031[1,4]	520	529
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031[1,4]	268	270
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032[1,4]	679	693
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[1]	1,170	1,171
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	3,803	3,817
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[1]	6,773	6,855
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	2,229	2,246
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,4]	3,487	3,623
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,4]	13,906	14,576
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,4]	23,090	23,178
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[1]	5,406	5,444
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[1]	3,743	3,798
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029[1]	3,153	3,163
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A4, 4.44% 4/16/2030[1]	3,095	3,108
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,4]	7,050	7,132
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 6.052% 10/25/2034[1,2,4]	2,000	2,006
Great America Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[1,4]	5,285	5,357
Great America Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030[1,4]	1,500	1,524

Intermediate Bond Fund of America	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.661% 7/28/2031[1,2,4]	USD1,284	$1,285
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 8.802% 1/15/2035[1,2,4]	882	882
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 10.252% 1/15/2035[1,2,4]	1,000	1,000
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.343% 1/20/2031[1,2,4]	2,834	2,844
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,4]	6,143	6,113
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,4]	14,390	14,342
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[1,4]	1,223	1,233
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,4]	2,850	2,905
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[1,4]	14,882	15,235
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,4]	7,560	7,890
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,4]	54,758	52,156
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,4]	1,580	1,502
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[1,4]	2,245	2,288
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,4]	10,661	10,822
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	5,323	5,340
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[1]	3,626	3,663
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,4]	3,353	3,347
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[1,4]	453	460
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031[1,4]	2,014	2,021
HPS Loan Management Ltd., Series 2010A-16, Class BR3, (3-month USD CME Term SOFR + 1.85%) 6.143% 4/20/2034[1,2,4]	3,000	3,004
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032[1,4]	4,973	5,014
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[1,4]	8,316	8,359
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,4]	2,315	2,334
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[1]	4,925	4,974
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.249% 7/14/2031[1,2,4]	500	501
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.493% 4/20/2032[1,2,4]	11,510	11,523
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2032[1,2,4]	4,000	4,006
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[1]	9,567	9,659
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029[1]	15,243	15,516
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.543% 7/20/2036[1,2,4]	11,958	11,978
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 5.564% 4/15/2031[1,2,4]	720	721
KKR Financial CLO, Ltd., Series 36, Class C, (3-month USD CME Term SOFR + 2.412%) 6.714% 10/15/2034[1,2,4]	3,000	3,007
LAD Auto Receivables Trust, Series 2024-1, Class A2, 5.44% 11/16/2026[1,4]	2,427	2,430
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,4]	2,842	2,847
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,4]	2,440	2,447
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,4]	291	291
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,4]	1,759	1,774
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[1,4]	13,189	13,252
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[1,4]	6,675	6,683
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,4]	3,538	3,560
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]	656	664
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,4]	4,948	4,971

41	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,4]	USD2,111	$2,120
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[1,4]	5,730	5,805
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,4]	1,508	1,518
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[1,4]	4,750	4,798
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,4]	543	548
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,4]	3,336	3,369
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,4]	3,507	3,551
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[1,4]	1,891	1,896
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,4]	1,350	1,375
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,4]	3,761	3,827
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[1,4]	3,385	3,400
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030[1,4]	548	551
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[1,4]	197	198
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,4]	1,040	1,068
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,4]	283	287
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,4]	832	851
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,4]	259	267
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[1,4]	179	180
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.649% 7/16/2031[1,2,4]	3,543	3,546
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[1,4]	5,321	5,351
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031[1,4]	9,917	9,992
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.552% 7/15/2036[1,2,4]	4,618	4,618
Marathon CLO, Ltd., Series 2019-2A, Class BAR2, (3-month USD CME Term SOFR + 1.85%) 6.173% 1/20/2033[1,2,4]	6,290	6,290
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 6.993% 1/20/2033[1,2,4]	4,285	4,285
Marble Point CLO XI, Ltd., Series 2017-2, Class A, (3-month USD CME Term SOFR + 1.442%) 5.744% 12/18/2030[1,2,4]	251	251
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.33% 7/23/2032[1,2,4]	14,026	14,026
Marble Point CLO, Ltd., Series 2019-1A, Class CR2. (3-month USD CME Term SOFR + 1.90%) 6.19% 7/23/2032[1,2,4]	3,833	3,854
Marble Point CLO, Ltd., Series 2019-1A, Class DR2, (3-month USD CME Term SOFR + 3.00%) 7.29% 7/23/2032[1,2,4]	1,930	1,934
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[1]	7,634	7,742
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[1]	13,650	13,742
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[1]	7,429	7,524
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,4]	13,581	13,742
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,4]	8,816	8,953
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,4]	25,605	25,712
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,4]	10,115	10,218
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,4]	1,103	1,113

Intermediate Bond Fund of America	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 6.192% 5/20/2034[1,2,4]	USD2,700	$2,711
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]	2,504	2,279
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,4]	1,398	1,268
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,4]	10,856	9,796
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,4]	4,319	3,834
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,4]	6,740	5,930
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,4]	18,437	16,514
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,4]	10,544	9,874
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[1,4]	17,292	16,014
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]	19,284	18,001
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]	51,521	48,056
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.166% 4/20/2062[1,2,4]	13,108	13,054
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 9.30% 10/25/2036[1,2,4]	1,000	1,020
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]	151,033	140,603
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.532% 7/25/2030[1,2,4]	5,426	5,433
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,4]	13,851	13,913
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2035[1,2,4]	750	751
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.405% 7/20/2034[1,2,4]	3,000	3,013
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.551% 4/10/2033[1,2,4]	1,783	1,788
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.529% 4/16/2031[1,2,9]	536	536
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,4]	9,829	10,015
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,4]	1,106	1,132
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,4]	4,743	4,707
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,4]	370	370
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,4]	9,706	9,464
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,4]	1,036	1,011
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[1]	155	132
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037[1]	1,536	1,309
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.45% 10/25/2036[1,2,4]	757	773
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.364% 10/15/2029[1,2,4]	3,318	3,320
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.964% 10/15/2029[1,2,4]	8,556	8,566
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.352% 4/15/2030[1,2,4]	3,043	3,045
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.297% 7/24/2031[1,2,4]	6,327	6,330
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.597% 7/24/2031[1,2,4]	7,111	7,121
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.697% 7/24/2031[1,2,4]	1,429	1,434
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[1,2,4]	5,043	5,042
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,4]	6,590	6,599
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,4]	14,525	14,667
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[1,4]	7,296	7,327
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030[1,4]	2,728	2,810
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,4]	301	301
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031[1,4]	3,250	3,260
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032[1,4]	5,100	5,150

43	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,4]	USD8,182	$8,175
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,4]	17,000	17,226
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,4]	5,722	5,776
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029[1,4]	12,866	12,943
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[1]	7,681	7,688
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[1]	3,145	2,980
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 6.243% 4/20/2036[1,2,4]	3,000	3,005
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 7.593% 4/20/2036[1,2,4]	429	430
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,4]	6,439	6,406
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,4]	4,902	4,995
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.012% 9/15/2039[1,2,4]	1,453	1,463
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[1,4]	7,331	7,362
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030[1,4]	3,950	3,943
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031[1,4]	3,756	3,773
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031[1,4]	725	733
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031[1,4]	6,575	6,646
PPM CLO, Ltd., Series 2020-4, Class CR, (3-month USD CME Term SOFR + 2.362%) 6.655% 10/18/2034[1,2,4]	3,250	3,258
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,4]	4,920	4,958
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,4]	1,712	1,750
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.684% 7/25/2051[1,2,4]	1,320	1,320
Progress Residential Trust, Series 2022-SFR6, Class B, 4.997% 7/20/2039[1,4]	500	502
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.504% 10/15/2030[1,2,4]	8,943	8,946
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.903% 4/17/2036[1,2,4]	3,000	3,005
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031[1,4]	3,823	3,885
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,4]	4,609	4,635
Recette CLO, LLC, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.342%) 5.635% 4/20/2034[1,2,4]	12,000	12,030
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.40% 10/25/2031[1,2,4]	8,225	8,233
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.80% 10/25/2031[1,2,4]	3,690	3,695
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]	4,650	4,655
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 5.745% 10/20/2030[1,2,4]	505	505
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.652% 7/15/2037[1,2,4]	5,000	5,015
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[1]	949	950
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[1]	109	109
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	585	585
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	346	347
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]	2,137	2,138
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	24,066	24,144
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]	14,550	14,566
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	5,030	5,045
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	11,696	11,691
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	2,072	2,083
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]	8,105	8,116
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	2,480	2,489
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]	9,753	9,804
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	4,216	4,256
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[1]	5,662	5,664
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[1]	6,957	6,970

Intermediate Bond Fund of America	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	USD9,733	$9,757
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[1]	20,569	20,756
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	5,950	5,998
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[1]	10,113	10,157
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[1]	11,396	11,523
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[1]	12,138	12,385
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029[1]	3,675	3,744
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	1,325	1,346
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	12,380	12,458
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	1,162	1,194
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[1,4]	2,341	2,343
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,4]	11,935	11,985
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[1,4]	2,235	2,243
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[1,4]	3,739	3,787
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,4]	8,485	8,499
SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.59% 1/15/2030[1,4]	1,247	1,271
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,4]	2,101	2,119
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[1,4]	12,158	12,444
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032[1,4]	1,625	1,672
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030[1,4]	526	527
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[1,4]	8,661	8,800
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034[1,4]	1,552	1,590
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034[1,4]	1,242	1,279
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[1,4]	769	772
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,4]	815	817
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[1,4]	4,172	4,177
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,4]	8,246	8,323
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,4]	4,131	4,220
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[1,4]	12,222	12,273
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A4, 4.60% 11/20/2031[1,4]	8,269	8,312
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[1,4]	5,747	5,744
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.889% 11/15/2052[1,2,4]	2,165	2,191
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]	5,159	4,652
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,4]	5,777	5,361
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 5.644% 4/15/2030[1,2,4]	863	863
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.705% 4/18/2031[1,2,4]	234	234
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.805% 4/18/2031[1,2,4]	800	801
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.814% 7/15/2034[1,2,4]	1,600	1,604
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[1,4]	4,919	4,967
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,4]	7,386	7,125
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032[1,2,4]	14,778	14,778
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,4]	5,698	5,596
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,4]	1,771	1,695
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,4]	595	570
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,4]	21,219	21,183
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,4]	983	989
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,4]	13,846	13,334

45	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.713% 4/20/2036[1,2,4]	USD19,000	$19,052
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.043% 4/20/2036[1,2,4]	2,666	2,671
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 9.793% 10/20/2036[1,2,4]	2,000	2,040
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 8.793% 1/20/2037[1,2,4]	1,500	1,524
Symphony CLO, Ltd., Series 2014-15A, Class AR3, (3-month USD CME Term SOFR + 1.342%) 5.644% 1/17/2032[1,2,4]	409	410
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	20,672	20,996
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[1]	5,977	6,107
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030[1]	12,285	12,461
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031[1]	14,533	14,691
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,4]	3,603	3,384
TCW CLO 2019-1, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 8.255% 8/16/2034[1,2,4]	1,500	1,506
TCW CLO, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.762%) 7.085% 8/16/2034[1,2,4]	1,000	1,002
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,4]	2,737	2,561
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[1,4]	2,289	2,148
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,4]	4,900	4,492
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,4]	21,079	19,506
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[1,4]	14,656	14,793
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,4]	26,891	26,681
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[1]	4,947	4,952
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	7,505	7,567
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[1]	10,269	10,335
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[1]	5,269	5,330
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.00% 1/25/2036[1,2,4]	14,000	14,001
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.493% 1/20/2032[1,2,4]	6,966	6,978
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.67% 4/25/2033[1,2,4]	2,645	2,652
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 5.762% 1/25/2035[1,2,4]	2,000	2,000
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 10.483% 7/20/2036[1,2,4]	1,000	1,018
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,4]	19,086	17,612
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,4]	3,282	3,100
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,4]	4,129	3,735
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,4]	1,371	1,373
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.483% 1/20/2037[1,2,4]	13,000	12,999
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,4]	4,054	4,118
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	17,354	17,372
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,486	7,523
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[1,5]	8,444	8,419
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,5]	14,481	14,493
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[1]	20,000	20,426
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030[1]	9,686	9,658
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,4]	13,818	13,976
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[1,4]	5,212	5,295
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[1,4]	4,587	4,700
Vibrant CLO, Ltd., Series 2019-11, Class A1R1, (3-month USD CME Term SOFR + 1.382%) 5.675% 7/20/2032[1,2,4]	2,114	2,118

Intermediate Bond Fund of America	46

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Vibrant CLO, Ltd., Series 2021-12, Class A2AR, (3-month USD CME Term SOFR + 1.90%) 6.193% 4/20/2034[1,2,4]	USD5,000	$5,009
Vibrant CLO, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.897% 4/20/2037[1,2,4]	2,893	2,893
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 6.117% 4/20/2037[1,2,4]	543	543
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.502% 10/15/2031[1,2,4]	9,135	9,153
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[1,4]	2,413	2,420
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,4]	440	444
Wellfleet CLO, Ltd., Series 2018-2A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 10/20/2031[1,2,4]	1,944	1,950
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,4]	6,000	6,014
Westlake Automobile Receivables Trust, Series 2024-1, Class A2A, 5.62% 3/15/2027[1,4]	3,744	3,754
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[1,4]	4,589	4,616
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,4]	12,500	12,575
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,4]	8,245	8,330
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,4]	14,314	14,342
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028[1,4]	10,000	10,017
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,4]	1,522	1,523
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,4]	3,188	3,198
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028[1,4]	1,721	1,742
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[1,4]	9,200	9,222
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,4]	2,883	2,911
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,4]	4,761	4,815
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,4]	2,312	2,353
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,4]	5,770	5,861
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,4]	1,287	1,329
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,4]	2,127	2,176
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030[1,4]	1,754	1,771
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030[1,4]	1,139	1,156
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,4]	2,146	2,165
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,4]	16,043	16,131
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,4]	6,802	6,844
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 6.214% 7/15/2030[1,2,4]	250	251
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 5.555% 10/18/2030[1,2,4]	298	298
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.493% 10/20/2030[1,2,4]	6,153	6,153
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.093% 10/20/2030[1,2,4]	3,000	3,007
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 6.852% 10/22/2031[1,2,4]	250	250
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 6.80% 4/25/2036[1,2,4]	1,750	1,753
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 7.80% 4/25/2036[1,2,4]	1,000	1,006
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,4]	6,516	6,537
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,4]	718	724
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[1]	6,414	6,463
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	8,630	8,819
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[1]	21,381	21,486

47	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.43% 12/17/2029[1]	USD1,289	$1,294
	World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[1]	16,033	16,097
	World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[1]	3,935	3,971
			3,644,908
Bonds & notes of governments & government agencies outside the U.S. 1.19%
	Asian Development Bank 2.50% 11/2/2027	2,787	2,681
	Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[4]	10,000	9,781
	Chile (Republic of) 4.85% 1/22/2029	6,885	6,901
	Corporacion Andina de Fomento 5.00% 1/24/2029	10,024	10,210
	CPPIB Capital, Inc. (USD-SOFR + 1.25%) 4.39% 3/11/2026[2,4]	9,893	9,981
	CPPIB Capital, Inc. 0.875% 9/9/2026[4]	12,181	11,593
	Development Bank of Japan, Inc. 1.25% 10/20/2026[4]	6,158	5,867
	Development Bank of Japan, Inc. 1.75% 10/20/2031[4]	2,296	1,949
	European Investment Bank 0.75% 10/26/2026	10,357	9,816
	European Investment Bank 4.00% 2/15/2029	6,351	6,336
	Inter-American Development Bank 1.75% 3/14/2025	1,704	1,703
	Inter-American Development Bank 4.50% 5/15/2026	8,404	8,440
	Inter-American Development Bank 1.125% 7/20/2028	1	1
	International Bank for Reconstruction and Development 0.75% 3/11/2025	14,923	14,911
	International Development Assn. 0.375% 9/23/2025[4]	20,000	19,557
	Japan Bank for International Cooperation 2.875% 4/14/2025	17,670	17,636
	Japan Bank for International Cooperation 4.25% 1/26/2026	9,562	9,563
	Japan Bank for International Cooperation 1.875% 4/15/2031	4,918	4,269
	Kommunalbanken 0.375% 9/11/2025[4]	25,000	24,480
	OMERS Finance Trust 3.50% 4/19/2032[4]	2,494	2,333
	Ontario Teachers’ Finance Trust 0.875% 9/21/2026[4]	23,131	21,973
	Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]	31,138	30,343
	Ontario Teachers’ Finance Trust 2.00% 4/16/2031[4]	5,070	4,385
	Poland (Republic of) 3.25% 4/6/2026	472	467
	PSP Capital, Inc. 1.625% 10/26/2028[4]	12,052	11,010
	Quebec Canada (Province of) 0.60% 7/23/2025	29,200	28,776
	Saskatchewan (Province of) 3.25% 6/8/2027	10,528	10,290
	Sweden (Kingdom of) 4.375% 1/30/2026[4]	6,020	6,023
	United Mexican States 6.00% 5/13/2030	3,205	3,274
	United Mexican States 6.00% 5/7/2036	10,000	9,730
			304,279
Municipals 0.14%
California 0.04%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028	11,085	10,347

Florida 0.05%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	5,385	5,331
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	3,785	3,565
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	3,805	3,380
			12,276

New York 0.05%
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	15,255	14,223
	Total municipals		36,846
Federal agency bonds & notes 0.07%
	Fannie Mae 0.875% 8/5/2030	21,412	18,108
	Tennessee Valley Authority 3.875% 3/15/2028	450	448
			18,556
	Total bonds, notes & other debt instruments (cost: $23,918,585,000)		23,832,090

Intermediate Bond Fund of America	48

Preferred securities 0.01%		Shares	Value (000)
Financials 0.01%
CoBank, ACB, Class E, 5.731% perpetual noncumulative preferred shares[2,4]		4,000	$3,240
Total preferred securities (cost: $3,984,000)			3,240
Short-term securities 13.30%
Money market investments 12.97%
Capital Group Central Cash Fund 4.37%[10,11]		33,344,029	3,335,070
	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 0.33%
U.S. Treasury 4/17/2025	4.864%	USD85,000	84,551
Total short-term securities (cost: $3,418,873,000)			3,419,621
Options purchased (equity style) 0.01%
Options purchased (equity style)*			1,247
Total options purchased (equity style) (cost: $1,217,000)			1,247
Total investment securities 106.03% (cost: $27,342,659,000)			27,256,198
Other assets less liabilities (6.03)%			(1,549,839)
Net assets 100.00%			$25,706,359
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2025 (000)
Call
3 Month SOFR Futures Option	3,558	9/12/2025	USD97.00	USD889,500	$801
3 Month SOFR Futures Option	4,759	9/12/2025	98.00	1,189,750	446
					$1,247
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2025 (000)
30 Day Federal Funds Futures	Long	56	3/3/2025	USD22,325	$2
30 Day Federal Funds Futures	Long	81	8/1/2025	32,382	20
3 Month SOFR Futures	Short	57	3/19/2025	(13,628)	3
3 Month SOFR Futures	Short	75	9/17/2025	(17,992)	119
2 Year U.S. Treasury Note Futures	Long	42,057	7/3/2025	8,704,485	35,351
5 Year U.S Treasury Note Futures	Long	63,337	7/3/2025	6,836,438	56,596
10 Year U.S. Treasury Note Futures	Long	10,783	6/30/2025	1,197,924	12,370
10 Year Ultra U.S. Treasury Note Futures	Short	6,004	6/30/2025	(685,957)	(9,021)
20 Year U.S Treasury Note Futures	Short	12,062	6/30/2025	(1,424,447)	(16,106)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,171	6/30/2025	269,475	6,987
					$86,321

49	Intermediate Bond Fund of America

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.664%	Annual	8/31/2025	USD25,000	$(41)	$—	$(41)
4.8195%	Annual	SOFR	Annual	9/1/2025	42,000	104	—	104
SOFR	Annual	4.63358%	Annual	10/31/2025	9,600	(26)	—	(26)
4.28066%	Annual	SOFR	Annual	3/31/2026	84,600	223	—	223
4.8755%	Annual	SOFR	Annual	4/18/2026	160,000	1,510	—	1,510
4.659%	Annual	SOFR	Annual	5/17/2026	77,200	597	—	597
SOFR	Annual	4.5265%	Annual	6/18/2026	41,200	(283)	—	(283)
SOFR	Annual	4.528%	Annual	6/18/2026	41,300	(284)	—	(284)
SOFR	Annual	4.5335%	Annual	6/18/2026	82,500	(574)	—	(574)
SOFR	Annual	4.186%	Annual	2/18/2027	77,400	(503)	—	(503)
3.624%	Annual	SOFR	Annual	2/20/2028	87,000	17	—	17
3.616%	Annual	SOFR	Annual	2/20/2028	41,900	2	—	2
SOFR	Annual	4.15%	Annual	5/15/2033	7,790	(205)	—	(205)
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	123	—	123
SOFR	Annual	4.061%	Annual	8/24/2033	22,000	(445)	—	(445)
SOFR	Annual	3.9519%	Annual	8/25/2033	22,000	(272)	—	(272)
SOFR	Annual	3.8275%	Annual	9/1/2033	17,900	(60)	—	(60)
SOFR	Annual	3.6038%	Annual	1/8/2034	23,050	313	—	313
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	15,488	—	15,488
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	728	—	728
SOFR	Annual	3.6765%	Annual	2/20/2054	7,056	110	—	110
SOFR	Annual	3.6815%	Annual	2/20/2054	5,400	80	—	80
SOFR	Annual	3.7205%	Annual	2/21/2054	4,544	36	—	36
						$16,638	$—	$16,638
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD151,198	$(3,330)	$(3,409)	$79
Investments in affiliates11

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 12.97%
Money market investments 12.97%
Capital Group Central Cash Fund 4.37% [10]	$2,930,778	$4,972,596	$4,568,506	$512	$(310)	$3,335,070	$54,729
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.529% 4/16/2031[1,2]	10/28/2022	$528	$536	.00%[12]

Intermediate Bond Fund of America	50

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Purchased on a TBA basis.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,425,689,000, which represented 21.11% of the net assets of the fund.

[5]	Step bond; coupon rate may change at a later date.
[6]	Amount less than one thousand.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $160,924,000, which represented .63% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $536,000, which represented less than .01% of the net assets of the fund.

[10]	Rate represents the seven-day yield at 2/28/2025.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Amount less than .01%.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

51	Intermediate Bond Fund of America

Financial statements
Statement of assets and liabilities at February 28, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $24,008,244)	$23,921,128
Affiliated issuers (cost: $3,334,415)	3,335,070	$27,256,198
Cash		1,007
Cash collateral pledged for futures contracts		21
Receivables for:
Sales of investments	2,306,906
Sales of fund’s shares	28,857
Dividends and interest	129,264
Variation margin on futures contracts	41,505
Variation margin on centrally cleared swap contracts	630	2,507,162
		29,764,388
Liabilities:
Payables for:
Purchases of investments	4,013,885
Repurchases of fund’s shares	23,247
Dividends on fund’s shares	808
Investment advisory services	3,934
Services provided by related parties	3,337
Trustees’ deferred compensation	566
Variation margin on futures contracts	9,167
Variation margin on centrally cleared swap contracts	3,033
Other	52	4,058,029
Net assets at February 28, 2025		$25,706,359
Net assets consist of:
Capital paid in on shares of beneficial interest		$28,118,956
Total distributable earnings (accumulated loss)		(2,412,597)
Net assets at February 28, 2025		$25,706,359

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,042,377 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$8,736,674	694,077	$12.59
Class C	28,565	2,273	12.56
Class T	9	1	12.58
Class F-1	84,923	6,746	12.59
Class F-2	2,253,028	178,993	12.59
Class F-3	1,649,736	131,114	12.58
Class 529-A	384,737	30,565	12.59
Class 529-C	5,710	455	12.56
Class 529-E	10,497	834	12.59
Class 529-T	12	1	12.58
Class 529-F-1	10	1	12.58
Class 529-F-2	117,876	9,363	12.59
Class 529-F-3	107	9	12.59
Class R-1	4,688	373	12.56
Class R-2	68,641	5,464	12.56
Class R-2E	7,599	604	12.57
Class R-3	107,619	8,550	12.59
Class R-4	93,689	7,442	12.59
Class R-5E	16,410	1,304	12.59
Class R-5	21,734	1,726	12.59
Class R-6	12,114,095	962,482	12.59

Refer to the notes to financial statements.

Intermediate Bond Fund of America	52

Financial statements (continued)
Statement of operations for the six months ended February 28, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$526,349
Dividends (includes $54,729 from affiliates)	54,860	$581,209
Fees and expenses*:
Investment advisory services	29,980
Distribution services	14,357
Transfer agent services	6,623
Administrative services	3,739
529 plan services	138
Reports to shareholders	301
Registration statement and prospectus	322
Trustees’ compensation	94
Auditing and legal	21
Custodian	29
Other	28
Total fees and expenses before waiver	55,632
Less waiver of fees and expenses:
Investment advisory services waiver	4,920
Total fees and expenses after waiver		50,712
Net investment income		530,497
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(5,392)
Affiliated issuers	512
Options written	1,036
Futures contracts	(197,209)
Swap contracts	728	(200,325)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(38,967)
Affiliated issuers	(310)
Options written	(216)
Futures contracts	91,616
Swap contracts	12,986	65,109
Net realized gain (loss) and unrealized appreciation (depreciation)		(135,216)
Net increase (decrease) in net assets resulting from operations		$395,281
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

53	Intermediate Bond Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended February 28,	Year ended August 31,
	2025*	2024

Operations:
Net investment income	$530,497	$1,028,594
Net realized gain (loss)	(200,325)	(58,565)
Net unrealized appreciation (depreciation)	65,109	725,828
Net increase (decrease) in net assets resulting from operations	395,281	1,695,857
Distributions paid or accrued to shareholders	(528,842)	(987,616)
Net capital share transactions	787,390	843,562
Total increase (decrease) in net assets	653,829	1,551,803
Net assets:
Beginning of period	25,052,530	23,500,727
End of period	$25,706,359	$25,052,530
*
Unaudited.
Refer to the notes to financial statements.

Intermediate Bond Fund of America	54

Notes to financial statementsunaudited
1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation

55	Intermediate Bond Fund of America

decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Intermediate Bond Fund of America	56

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of February 28, 2025 (dollars in thousands):

57	Intermediate Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,084,941	$—	$10,084,941
U.S. Treasury bonds & notes	—	5,806,867	—	5,806,867
Corporate bonds, notes & loans	—	3,935,693	—	3,935,693
Asset-backed obligations	—	3,644,908	—	3,644,908
Bonds & notes of governments & government agencies outside the U.S.	—	304,279	—	304,279
Municipals	—	36,846	—	36,846
Federal agency bonds & notes	—	18,556	—	18,556
Preferred securities	—	3,240	—	3,240
Short-term securities	3,335,070	84,551	—	3,419,621
Options purchased on futures (equity style)	1,247	—	—	1,247
Total	$3,336,317	$23,919,881	$—	$27,256,198

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$111,448	$—	$—	$111,448
Unrealized appreciation on centrally cleared interest rate swaps	—	19,331	—	19,331
Unrealized appreciation on centrally cleared credit default swaps	—	79	—	79
Liabilities:
Unrealized depreciation on futures contracts	(25,127)	—	—	(25,127)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,693)	—	(2,693)
Total	$86,321	$16,717	$—	$103,038
*
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline - sometimes rapidly or unpredictably - due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Intermediate Bond Fund of America	58

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S.Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

59	Intermediate Bond Fund of America

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the

Intermediate Bond Fund of America	60

option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $3,921,658,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts

61	Intermediate Bond Fund of America

are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $22,017,171,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,183,891,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to

Intermediate Bond Fund of America	62

the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $166,155,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, February 28, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1,247	Investment securities	$—
Futures	Interest	Unrealized appreciation*	111,448	Unrealized depreciation*	25,127
Swap (centrally cleared)	Interest	Unrealized appreciation*	19,331	Unrealized depreciation*	2,693
Swap (centrally cleared)	Credit	Unrealized appreciation*	79	Unrealized depreciation*	—
			$132,105		$27,820

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(2,494)	Net unrealized appreciation (depreciation) on investments	$30
Options written (equity style)	Interest	Net realized gain (loss) on options written	1,036	Net unrealized appreciation (depreciation) on options written	(216)
Futures	Interest	Net realized gain (loss) on futures contracts	(197,209)	Net unrealized appreciation (depreciation) on futures contracts	91,616
Swap	Interest	Net realized gain (loss) on swap contracts	1,630	Net unrealized appreciation (depreciation) on swap contracts	12,906
Swap	Credit	Net realized gain (loss) on swap contracts	(902)	Net unrealized appreciation (depreciation) on swap contracts	80
			$(197,939)		$104,416
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

63	Intermediate Bond Fund of America

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$61,565
Capital loss carryforward*	(2,286,926)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of February 28, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$324,486
Gross unrealized depreciation on investments	(313,652)
Net unrealized appreciation (depreciation) on investments	10,834
Cost of investments	27,351,811
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended February 28,	Year ended August 31,
Share class	2025	2024
Class A	$172,218	$332,654
Class C	466	933
Class T	— †	— †
Class F-1	1,811	4,098
Class F-2	47,171	92,175
Class F-3	34,760	64,252
Class 529-A	7,635	14,971
Class 529-C	90	168
Class 529-E	206	422
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	2,441	4,600
Class 529-F-3	— †	— †
Class R-1	76	134
Class R-2	1,143	2,261
Class R-2E	133	251
Class R-3	2,035	4,037
Class R-4	1,886	3,750
Class R-5E	346	594
Class R-5	493	1,042
Class R-6	255,932	461,274
Total	$528,842	$987,616
†
Amount less than one thousand.

Intermediate Bond Fund of America	64

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2025, CRMC waived investment advisory services fees of $4,920,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $29,980,000, which were equivalent to an annualized rate of 0.241% of average daily net assets, were reduced to $25,060,000, which were equivalent to an annualized rate of 0.201% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2025, unreimbursed expenses subject to reimbursement totaled $1,662,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

65	Intermediate Bond Fund of America

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2025, the 529 plan services fees were $138,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the six months ended February 28, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$12,913	$4,764	$1,291	Not applicable
Class C	141	15	4	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	113	85	14	Not applicable
Class F-2	Not applicable	1,242	329	Not applicable
Class F-3	Not applicable	3	236	Not applicable
Class 529-A	450	202	57	$103
Class 529-C	27	3	1	1
Class 529-E	27	2	2	3
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	24	17	31
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	23	1	1	Not applicable
Class R-2	255	109	10	Not applicable
Class R-2E	22	7	1	Not applicable
Class R-3	270	79	16	Not applicable
Class R-4	116	46	14	Not applicable
Class R-5E	Not applicable	13	3	Not applicable
Class R-5	Not applicable	6	3	Not applicable
Class R-6	Not applicable	22	1,740	Not applicable

Total class-specific expenses	$14,357	$6,623	$3,739	$138
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $94,000 in the fund’s statement of operations reflects $52,000 in current fees (either paid in cash or deferred) and a net increase of $42,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Intermediate Bond Fund of America	66

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2025
Class A	$892,105	71,209	$170,904	13,642	$(1,002,429)	(80,133)	$60,580	4,718
Class C	5,181	412	462	37	(5,242)	(420)	401	29
Class T	—	—	—	—	—	—	—	—
Class F-1	4,073	324	1,751	140	(22,069)	(1,761)	(16,245)	(1,297)
Class F-2	314,448	25,134	46,258	3,692	(334,824)	(26,753)	25,882	2,073
Class F-3	230,722	18,434	34,567	2,761	(167,937)	(13,420)	97,352	7,775
Class 529-A	37,754	3,015	7,612	608	(44,647)	(3,573)	719	50
Class 529-C	1,423	114	89	7	(1,362)	(109)	150	12
Class 529-E	492	39	205	17	(1,439)	(115)	(742)	(59)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	16,340	1,306	2,433	194	(11,927)	(955)	6,846	545
Class 529-F-3	99	8	— †	— †	(4)	— †	95	8
Class R-1	726	58	76	6	(585)	(47)	217	17
Class R-2	8,832	706	1,131	90	(11,698)	(935)	(1,735)	(139)
Class R-2E	1,213	97	132	11	(1,070)	(86)	275	22
Class R-3	13,127	1,046	2,015	161	(17,845)	(1,427)	(2,703)	(220)
Class R-4	11,336	904	1,874	149	(13,560)	(1,082)	(350)	(29)
Class R-5E	3,205	256	343	27	(3,012)	(241)	536	42
Class R-5	1,499	120	490	39	(5,023)	(401)	(3,034)	(242)
Class R-6	723,921	57,927	254,723	20,333	(359,498)	(28,770)	619,146	49,490
Total net increase (decrease)	$2,266,496	181,109	$525,065	41,914	$(2,004,171)	(160,228)	$787,390	62,795
Refer to the end of the table for footnotes.

67	Intermediate Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$1,482,258	119,819	$329,798	26,681	$(2,008,874)	(162,713)	$(196,818)	(16,213)
Class C	8,303	672	924	75	(13,356)	(1,085)	(4,129)	(338)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,826	1,283	3,956	320	(35,306)	(2,859)	(15,524)	(1,256)
Class F-2	647,922	52,478	89,709	7,258	(839,387)	(68,119)	(101,756)	(8,383)
Class F-3	469,600	38,020	64,118	5,189	(487,783)	(39,540)	45,935	3,669
Class 529-A	69,201	5,591	14,915	1,207	(100,228)	(8,094)	(16,112)	(1,296)
Class 529-C	3,176	257	167	14	(2,799)	(226)	544	45
Class 529-E	1,830	148	421	34	(2,865)	(231)	(614)	(49)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	35,141	2,842	4,561	368	(34,562)	(2,790)	5,140	420
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	874	71	134	11	(977)	(80)	31	2
Class R-2	15,268	1,238	2,234	181	(21,407)	(1,742)	(3,905)	(323)
Class R-2E	1,893	154	250	20	(2,034)	(165)	109	9
Class R-3	23,419	1,894	3,999	324	(31,826)	(2,571)	(4,408)	(353)
Class R-4	21,070	1,702	3,725	301	(30,768)	(2,488)	(5,973)	(485)
Class R-5E	5,323	431	591	48	(3,347)	(272)	2,567	207
Class R-5	4,542	366	1,038	84	(5,875)	(475)	(295)	(25)
Class R-6	1,602,845	129,173	459,025	37,127	(923,100)	(74,401)	1,138,770	91,899
Total net increase (decrease)	$4,408,491	356,139	$979,565	79,242	$(4,544,494)	(367,851)	$843,562	67,530
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $20,917,416,000 and $21,849,592,000, respectively, during the six months ended February 28, 2025.

Intermediate Bond Fund of America	68

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2025[5,6]	$12.66	$.25	$(.07 )	$.18	$(.25 )	$—	$(.25 )	$12.59	1.44%[7]	$8,737	.69%[8]	.65%[8]	4.01%[8]
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.09	8,725.69		.66	4.07
8/31/2023	12.75	.36	(.47 )	(.11 )	(.35 )	—	(.35 )	12.29	(.86 )	8,673.63		.62	2.86
8/31/2022	13.86	.22	(1.11)	(.89 )	(.22 )	—	(.22 )	12.75	(6.45)	9,557.62		.62	1.66
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	10,608.61		.61	.80
8/31/2020	13.62	.19	.73	.92	(.20 )	(.12 )	(.32 )	14.22	6.89	9,521.63		.63	1.41
Class C:
2/28/2025[5,6]	12.63	.21	(.08 )	.13	(.20 )	—	(.20 )	12.56	1.09 [7]	28	1.39 [8]	1.35 [8]	3.32 [8]
8/31/2024	12.27	.41	.34	.75	(.39 )	—	(.39 )	12.63	6.26	28	1.39	1.36	3.36
8/31/2023	12.73	.26	(.46 )	(.20 )	(.26 )	—	(.26 )	12.27	(1.59)	32	1.36	1.35	2.10
8/31/2022	13.84	.12	(1.09)	(.97 )	(.14 )	—	(.14 )	12.73	(7.04)	37	1.32	1.32	.91
8/31/2021	14.21	.02	(.07 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.34 )	50	1.30	1.30	.11
8/31/2020	13.62	.10	.72	.82	(.11 )	(.12 )	(.23 )	14.21	6.07	47	1.33	1.33	.72
Class T:
2/28/2025[5,6]	12.65	.27	(.07 )	.20	(.27 )	—	(.27 )	12.58	1.58 [7,9]	— [10]	.38 [8,9]	.34 [8,9]	4.32 [8,9]
8/31/2024	12.29	.54	.34	.88	(.52 )	—	(.52 )	12.65	7.32 [9]	— [10]	.39 [9]	.36 [9]	4.36 [9]
8/31/2023	12.75	.39	(.46 )	(.07 )	(.39 )	—	(.39 )	12.29	(.57 )[9]	— [10]	.34 [9]	.33 [9]	3.16 [9]
8/31/2022	13.85	.26	(1.10)	(.84 )	(.26 )	—	(.26 )	12.75	(6.09)[9]	— [10]	.31 [9]	.31 [9]	1.98 [9]
8/31/2021	14.21	.15	(.06 )	.09	(.16 )	(.29 )	(.45 )	13.85	.62 [9]	— [10]	.32 [9]	.32 [9]	1.09 [9]
8/31/2020	13.62	.24	.71	.95	(.24 )	(.12 )	(.36 )	14.21	7.12 [9]	— [10]	.34 [9]	.34 [9]	1.71 [9]
Class F-1:
2/28/2025[5,6]	12.66	.25	(.07 )	.18	(.25 )	—	(.25 )	12.59	1.42 [7]	85	.71 [8]	.67 [8]	3.99 [8]
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.08	102.71		.67	4.05
8/31/2023	12.75	.35	(.46 )	(.11 )	(.35 )	—	(.35 )	12.29	(.89 )	114.66		.65	2.82
8/31/2022	13.86	.21	(1.10)	(.89 )	(.22 )	—	(.22 )	12.75	(6.45)	134.62		.62	1.60
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	186.60		.60	.78
8/31/2020	13.63	.19	.72	.91	(.20 )	(.12 )	(.32 )	14.22	6.81	222.63		.63	1.38
Class F-2:
2/28/2025[5,6]	12.66	.27	(.07 )	.20	(.27 )	—	(.27 )	12.59	1.58 [7]	2,253	.39 [8]	.35 [8]	4.31 [8]
8/31/2024	12.29	.54	.35	.89	(.52 )	—	(.52 )	12.66	7.41	2,239.39		.36	4.37
8/31/2023	12.75	.38	(.46 )	(.08 )	(.38 )	—	(.38 )	12.29	(.61 )	2,278.37		.36	3.06
8/31/2022	13.86	.26	(1.11)	(.85 )	(.26 )	—	(.26 )	12.75	(6.18)	3,253.34		.34	1.95
8/31/2021	14.22	.15	(.06 )	.09	(.16 )	(.29 )	(.45 )	13.86	.63	3,388.32		.32	1.10
8/31/2020	13.62	.23	.73	.96	(.24 )	(.12 )	(.36 )	14.22	7.18	2,613.36		.36	1.66
Class F-3:
2/28/2025[5,6]	12.65	.27	(.07 )	.20	(.27 )	—	(.27 )	12.58	1.64 [7]	1,650	.28 [8]	.24 [8]	4.43 [8]
8/31/2024	12.29	.55	.34	.89	(.53 )	—	(.53 )	12.65	7.45	1,560.28		.25	4.48
8/31/2023	12.74	.41	(.46 )	(.05 )	(.40 )	—	(.40 )	12.29	(.41 )	1,470.26		.25	3.26
8/31/2022	13.85	.28	(1.12)	(.84 )	(.27 )	—	(.27 )	12.74	(6.08)	1,395.23		.23	2.10
8/31/2021	14.21	.17	(.07 )	.10	(.17 )	(.29 )	(.46 )	13.85	.74	1,316.21		.21	1.21
8/31/2020	13.62	.24	.73	.97	(.26 )	(.12 )	(.38 )	14.21	7.23	929.24		.24	1.76
Class 529-A:
2/28/2025[5,6]	12.66	.25	(.07 )	.18	(.25 )	—	(.25 )	12.59	1.44 [7]	385	.67 [8]	.63 [8]	4.03 [8]
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.10	386.69		.65	4.07
8/31/2023	12.75	.35	(.46 )	(.11 )	(.35 )	—	(.35 )	12.29	(.89 )	391.66		.65	2.83
8/31/2022	13.86	.22	(1.11)	(.89 )	(.22 )	—	(.22 )	12.75	(6.44)	439.61		.61	1.65
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	529.60		.60	.81
8/31/2020	13.62	.19	.73	.92	(.20 )	(.12 )	(.32 )	14.22	6.88	524.64		.64	1.40
Refer to the end of the table for footnotes.

69	Intermediate Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2025[5,6]	$12.62	$.20	$(.06 )	$.14	$(.20 )	$—	$(.20 )	$12.56	1.06%[7]	$6	1.43%[8]	1.39%[8]	3.27%[8]
8/31/2024	12.26	.41	.34	.75	(.39 )	—	(.39 )	12.62	6.23	6	1.43	1.40	3.33
8/31/2023	12.72	.26	(.47 )	(.21 )	(.25 )	—	(.25 )	12.26	(1.65)	5	1.42	1.41	2.06
8/31/2022	13.83	.12	(1.10)	(.98 )	(.13 )	—	(.13 )	12.72	(7.08)	6	1.37	1.37	.87
8/31/2021	14.21	.01	(.07 )	(.06 )	(.03 )	(.29 )	(.32 )	13.83	(.42 )	8	1.33	1.33	.07
8/31/2020	13.62	.10	.71	.81	(.10 )	(.12 )	(.22 )	14.21	6.04	8	1.37	1.37	.74
Class 529-E:
2/28/2025[5,6]	12.66	.24	(.07 )	.17	(.24 )	—	(.24 )	12.59	1.35 [7]	10	.86 [8]	.82 [8]	3.84 [8]
8/31/2024	12.29	.48	.35	.83	(.46 )	—	(.46 )	12.66	6.91	11.86		.83	3.89
8/31/2023	12.75	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	12.29	(1.08)	12.84		.84	2.63
8/31/2022	13.86	.19	(1.10)	(.91 )	(.20 )	—	(.20 )	12.75	(6.62)	14.81		.81	1.44
8/31/2021	14.22	.09	(.07 )	.02	(.09 )	(.29 )	(.38 )	13.86	.15	18.79		.79	.61
8/31/2020	13.62	.17	.73	.90	(.18 )	(.12 )	(.30 )	14.22	6.69	19.82		.82	1.22
Class 529-T:
2/28/2025[5,6]	12.65	.26	(.07 )	.19	(.26 )	—	(.26 )	12.58	1.55 [7,9]	— [10]	.44 [8,9]	.40 [8,9]	4.26 [8,9]
8/31/2024	12.29	.53	.34	.87	(.51 )	—	(.51 )	12.65	7.26 [9]	— [10]	.46 [9]	.42 [9]	4.30 [9]
8/31/2023	12.75	.39	(.47 )	(.08 )	(.38 )	—	(.38 )	12.29	(.64 )[9]	— [10]	.41 [9]	.40 [9]	3.10 [9]
8/31/2022	13.85	.25	(1.10)	(.85 )	(.25 )	—	(.25 )	12.75	(6.16)[9]	— [10]	.39 [9]	.39 [9]	1.91 [9]
8/31/2021	14.21	.15	(.07 )	.08	(.15 )	(.29 )	(.44 )	13.85	.51 [9]	— [10]	.37 [9]	.37 [9]	1.04 [9]
8/31/2020	13.62	.23	.71	.94	(.23 )	(.12 )	(.35 )	14.21	7.13 [9]	— [10]	.40 [9]	.40 [9]	1.65 [9]
Class 529-F-1:
2/28/2025[5,6]	12.65	.26	(.07 )	.19	(.26 )	—	(.26 )	12.58	1.53 [7,9]	— [10]	.50 [8,9]	.46 [8,9]	4.19 [8,9]
8/31/2024	12.29	.52	.34	.86	(.50 )	—	(.50 )	12.65	7.20 [9]	— [10]	.51 [9]	.48 [9]	4.24 [9]
8/31/2023	12.75	.38	(.47 )	(.09 )	(.37 )	—	(.37 )	12.29	(.71 )[9]	— [10]	.49 [9]	.48 [9]	3.02 [9]
8/31/2022	13.86	.25	(1.11)	(.86 )	(.25 )	—	(.25 )	12.75	(6.26)[9]	— [10]	.43 [9]	.43 [9]	1.86 [9]
8/31/2021	14.22	.14	(.06 )	.08	(.15 )	(.29 )	(.44 )	13.86	.54 [9]	— [10]	.36 [9]	.36 [9]	.98 [9]
8/31/2020	13.62	.23	.72	.95	(.23 )	(.12 )	(.35 )	14.22	7.14	121.40		.40	1.65
Class 529-F-2:
2/28/2025[5,6]	12.66	.27	(.07 )	.20	(.27 )	—	(.27 )	12.59	1.59 [7]	118	.37 [8]	.33 [8]	4.33 [8]
8/31/2024	12.29	.54	.35	.89	(.52 )	—	(.52 )	12.66	7.42	112.38		.35	4.38
8/31/2023	12.75	.39	(.46 )	(.07 )	(.39 )	—	(.39 )	12.29	(.57 )	103.34		.33	3.17
8/31/2022	13.86	.26	(1.11)	(.85 )	(.26 )	—	(.26 )	12.75	(6.17)	109.32		.32	1.96
8/31/2021[5,11]	14.19	.13	(.04 )	.09	(.13 )	(.29 )	(.42 )	13.86	.64 [7]	120	.33 [8]	.33 [8]	1.09 [8]
Class 529-F-3:
2/28/2025[5,6]	12.66	.28	(.08 )	.20	(.27 )	—	(.27 )	12.59	1.60 [7]	— [10]	.34 [8]	.29 [8]	4.45 [8]
8/31/2024	12.29	.55	.34	.89	(.52 )	—	(.52 )	12.66	7.47	— [10]	.34	.31	4.42
8/31/2023	12.75	.40	(.47 )	(.07 )	(.39 )	—	(.39 )	12.29	(.55 )	— [10]	.33	.32	3.18
8/31/2022	13.86	.27	(1.11)	(.84 )	(.27 )	—	(.27 )	12.75	(6.12)	— [10]	.28	.28	2.01
8/31/2021[5,11]	14.19	.13	(.04 )	.09	(.13 )	(.29 )	(.42 )	13.86	.67 [7]	— [10]	.36 [8]	.29 [8]	1.14 [8]
Class R-1:
2/28/2025[5,6]	12.63	.21	(.07 )	.14	(.21 )	—	(.21 )	12.56	1.10 [7]	5	1.35 [8]	1.31 [8]	3.36 [8]
8/31/2024	12.27	.42	.34	.76	(.40 )	—	(.40 )	12.63	6.31	5	1.35	1.32	3.41
8/31/2023	12.72	.27	(.46 )	(.19 )	(.26 )	—	(.26 )	12.27	(1.48)	4	1.33	1.32	2.19
8/31/2022	13.84	.13	(1.11)	(.98 )	(.14 )	—	(.14 )	12.72	(7.10)	4	1.30	1.30	.96
8/31/2021	14.21	.01	(.06 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.35 )	5	1.31	1.31	.08
8/31/2020	13.62	.09	.72	.81	(.10 )	(.12 )	(.22 )	14.21	6.04	6	1.37	1.37	.67
Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	70

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2025[5,6]	$12.63	$.21	$(.07 )	$.14	$(.21 )	$—	$(.21 )	$12.56	1.11%[7]	$69	1.34%[8]	1.30%[8]	3.36%[8]
8/31/2024	12.27	.42	.34	.76	(.40 )	—	(.40 )	12.63	6.32	71	1.34	1.31	3.42
8/31/2023	12.72	.27	(.46 )	(.19 )	(.26 )	—	(.26 )	12.27	(1.47)	73	1.32	1.31	2.17
8/31/2022	13.84	.13	(1.11)	(.98 )	(.14 )	—	(.14 )	12.72	(7.10)	78	1.30	1.30	.97
8/31/2021	14.21	.02	(.07 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.33 )	96	1.29	1.29	.12
8/31/2020	13.62	.10	.72	.82	(.11 )	(.12 )	(.23 )	14.21	6.08	103	1.32	1.32	.73
Class R-2E:
2/28/2025[5,6]	12.64	.23	(.08 )	.15	(.22 )	—	(.22 )	12.57	1.25 [7]	7	1.06 [8]	1.02 [8]	3.64 [8]
8/31/2024	12.27	.46	.34	.80	(.43 )	—	(.43 )	12.64	6.61	7	1.07	1.04	3.69
8/31/2023	12.73	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	12.27	(1.20)	7	1.05	1.04	2.48
8/31/2022	13.84	.17	(1.11)	(.94 )	(.17 )	—	(.17 )	12.73	(6.82)	7	1.03	1.03	1.27
8/31/2021	14.20	.05	(.06 )	(.01 )	(.06 )	(.29 )	(.35 )	13.84	(.07 )	8	1.02	1.02	.38
8/31/2020	13.61	.14	.71	.85	(.14 )	(.12 )	(.26 )	14.20	6.37	8	1.06	1.06	1.00
Class R-3:
2/28/2025[5,6]	12.66	.23	(.07 )	.16	(.23 )	—	(.23 )	12.59	1.32 [7]	107	.92 [8]	.88 [8]	3.78 [8]
8/31/2024	12.29	.47	.35	.82	(.45 )	—	(.45 )	12.66	6.85	111.92		.89	3.83
8/31/2023	12.75	.32	(.46 )	(.14 )	(.32 )	—	(.32 )	12.29	(1.13)	112.90		.89	2.59
8/31/2022	13.86	.19	(1.11)	(.92 )	(.19 )	—	(.19 )	12.75	(6.68)	123.87		.87	1.39
8/31/2021	14.22	.08	(.07 )	.01	(.08 )	(.29 )	(.37 )	13.86	.09	148.86		.86	.55
8/31/2020	13.62	.16	.73	.89	(.17 )	(.12 )	(.29 )	14.22	6.62	154.89		.89	1.16
Class R-4:
2/28/2025[5,6]	12.66	.25	(.07 )	.18	(.25 )	—	(.25 )	12.59	1.47 [7]	94	.62 [8]	.59 [8]	4.08 [8]
8/31/2024	12.29	.51	.35	.86	(.49 )	—	(.49 )	12.66	7.16	95.63		.59	4.13
8/31/2023	12.75	.36	(.47 )	(.11 )	(.35 )	—	(.35 )	12.29	(.83 )	98.60		.59	2.86
8/31/2022	13.86	.23	(1.11)	(.88 )	(.23 )	—	(.23 )	12.75	(6.40)	117.57		.57	1.69
8/31/2021	14.22	.12	(.07 )	.05	(.12 )	(.29 )	(.41 )	13.86	.39	139.56		.56	.85
8/31/2020	13.63	.20	.72	.92	(.21 )	(.12 )	(.33 )	14.22	6.86	146.58		.58	1.47
Class R-5E:
2/28/2025[5,6]	12.66	.27	(.08 )	.19	(.26 )	—	(.26 )	12.59	1.56 [7]	16	.43 [8]	.39 [8]	4.27 [8]
8/31/2024	12.29	.54	.34	.88	(.51 )	—	(.51 )	12.66	7.37	16.43		.40	4.33
8/31/2023	12.75	.39	(.47 )	(.08 )	(.38 )	—	(.38 )	12.29	(.64 )	13.41		.40	3.16
8/31/2022	13.86	.26	(1.12)	(.86 )	(.25 )	—	(.25 )	12.75	(6.22)	11.38		.38	1.92
8/31/2021	14.22	.15	(.07 )	.08	(.15 )	(.29 )	(.44 )	13.86	.58	11.36		.36	1.06
8/31/2020	13.62	.22	.74	.96	(.24 )	(.12 )	(.36 )	14.22	7.15	8.38		.38	1.62
Class R-5:
2/28/2025[5,6]	12.66	.27	(.07 )	.20	(.27 )	—	(.27 )	12.59	1.62 [7]	22	.33 [8]	.29 [8]	4.37 [8]
8/31/2024	12.29	.55	.35	.90	(.53 )	—	(.53 )	12.66	7.47	25.33		.30	4.43
8/31/2023	12.75	.40	(.47 )	(.07 )	(.39 )	—	(.39 )	12.29	(.54 )	24.31		.30	3.18
8/31/2022	13.86	.27	(1.11)	(.84 )	(.27 )	—	(.27 )	12.75	(6.12)	29.27		.27	1.99
8/31/2021	14.22	.16	(.06 )	.10	(.17 )	(.29 )	(.46 )	13.86	.68	34.26		.26	1.14
8/31/2020	13.63	.24	.72	.96	(.25 )	(.12 )	(.37 )	14.22	7.18	39.28		.28	1.76
Class R-6:
2/28/2025[5,6]	12.66	.27	(.07 )	.20	(.27 )	—	(.27 )	12.59	1.64 [7]	12,114	.28 [8]	.24 [8]	4.43 [8]
8/31/2024	12.29	.55	.35	.90	(.53 )	—	(.53 )	12.66	7.53	11,554.28		.25	4.48
8/31/2023	12.75	.40	(.46 )	(.06 )	(.40 )	—	(.40 )	12.29	(.49 )	10,092.25		.25	3.24
8/31/2022	13.85	.27	(1.10)	(.83 )	(.27 )	—	(.27 )	12.75	(6.01)	11,086.22		.22	2.02
8/31/2021	14.22	.17	(.08 )	.09	(.17 )	(.29 )	(.46 )	13.85	.67	15,032.21		.21	1.21
8/31/2020	13.62	.25	.73	.98	(.26 )	(.12 )	(.38 )	14.22	7.32	12,484.23		.23	1.80
Refer to the end of the table for footnotes.

71	Intermediate Bond Fund of America

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended February 28, 2025[5,6,7]	Year ended August 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	45%	84%	125%	73%	85%	98%
Including mortgage dollar roll transactions	110%	360%	454%	263%	434%	452%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees and during one of the years shown reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Intermediate Bond Fund of America	72

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period.

73	Intermediate Bond Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Intermediate Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: April 30, 2025